AST MULTI-ASSET DIVERSIFIED PLUS PORTFOLIO
(formerly, AST Academic Strategies Asset Allocation Portfolio, prior to May 1, 2025)
SCHEDULE OF INVESTMENTS	as of March 31, 2025 (unaudited)
	Shares	Value
Long-Term Investments — 76.3%
Affiliated Mutual Funds — 11.2%
Domestic Equity — 2.4%
AST Small-Cap Equity Portfolio*	176,010	$12,758,969
PSF PGIM Jennison Blend Portfolio*	350,622	41,198,053
		53,957,022
Fixed Income — 8.8%
AST PGIM Fixed Income Central Portfolio*	17,282,051	195,978,459
PSF PGIM High Yield Bond Portfolio*	678,889	4,942,310
		200,920,769
International Equity — 0.0%
PGIM Jennison Emerging Markets Equity Opportunities Fund (Class R6)	66,755	1,158,875

Total Affiliated Mutual Funds (cost $241,089,995)(wa)		256,036,666
Common Stocks — 30.7%
Aerospace & Defense — 0.8%
Airbus SE (France)	9,413	1,657,494
BAE Systems PLC (United Kingdom)	26,913	543,441
Dassault Aviation SA (France)	448	147,717
Elbit Systems Ltd. (Israel)	418	160,302
Embraer SA (Brazil), ADR*	10,639	491,522
General Dynamics Corp.	200	54,516
General Electric Co.	6,500	1,300,975
Howmet Aerospace, Inc.	6,866	890,726
Kongsberg Gruppen ASA (Norway)	4,600	674,430
L3Harris Technologies, Inc.	1,100	230,241
Leonardo SpA (Italy)	6,526	317,809
Lockheed Martin Corp.	1,700	759,407
MTU Aero Engines AG (Germany)	1,170	406,543
Northrop Grumman Corp.	3,312	1,695,777
Rheinmetall AG (Germany)	1,635	2,339,559
Rolls-Royce Holdings PLC (United Kingdom)*	152,036	1,477,694
RTX Corp.	4,200	556,332
Safran SA (France)	9,156	2,410,623
Singapore Technologies Engineering Ltd. (Singapore)	74,500	374,150
Thales SA (France)	5,436	1,445,006
		17,934,264
Air Freight & Logistics — 0.1%
Deutsche Post AG (Germany)	18,416	790,660
FedEx Corp.	3,100	755,718
		1,546,378
Automobile Components — 0.1%
Aisin Corp. (Japan)	18,800	205,350
Bridgestone Corp. (Japan)	8,700	349,504
Cie Generale des Etablissements Michelin SCA (France)	28,987	1,018,794
Continental AG (Germany)	1,839	129,686
Denso Corp. (Japan)	26,100	323,812
	Shares	Value

Common Stocks (continued)
Automobile Components (cont’d.)
Sumitomo Electric Industries Ltd. (Japan)	21,500	$358,833
		2,385,979
Automobiles — 0.5%
BYD Co. Ltd. (China) (Class H Stock)	18,956	959,866
Ferrari NV (Italy)	3,251	1,388,374
Ford Motor Co.	42,500	426,275
General Motors Co.	16,800	790,104
Honda Motor Co. Ltd. (Japan)	23,200	209,950
Isuzu Motors Ltd. (Japan)	15,000	203,964
Mahindra & Mahindra Ltd. (India)	12,529	388,890
Mercedes-Benz Group AG (Germany)	5,836	344,743
Stellantis NV	28,866	323,764
Subaru Corp. (Japan)	18,900	338,483
Suzuki Motor Corp. (Japan)	55,200	677,587
Tesla, Inc.*	10,056	2,606,113
Toyota Motor Corp. (Japan)	110,700	1,956,877
Yamaha Motor Co. Ltd. (Japan)	61,200	489,987
		11,104,977
Banks — 2.3%
ABN AMRO Bank NV (Netherlands), 144A, CVA	17,841	375,935
Absa Group Ltd. (South Africa)	20,651	200,114
AIB Group PLC (Ireland)	289,549	1,870,258
ANZ Group Holdings Ltd. (Australia)	84,248	1,542,503
Banco Bilbao Vizcaya Argentaria SA (Spain)	115,894	1,581,673
Banco BPM SpA (Italy)	3,071	31,251
Banco Santander SA (Spain)	271,207	1,827,098
Bank Central Asia Tbk PT (Indonesia)	342,825	175,153
Bank Hapoalim BM (Israel)	32,406	439,459
Bank Leumi Le-Israel BM (Israel)	39,479	531,647
Bank of America Corp.	19,963	833,056
Bank of Ireland Group PLC (Ireland)	2,586	30,554
Bank of Montreal (Canada)	59	5,634
Bank of Nova Scotia (The) (Canada)	99	4,694
Banque Cantonale Vaudoise (Switzerland)	2	219
Barclays PLC (United Kingdom)	430,176	1,617,476
BNP Paribas SA (France)	29,951	2,503,285
BOC Hong Kong Holdings Ltd. (China)	115,793	468,837
BPER Banca SpA (Italy)	9,357	73,450
CaixaBank SA (Spain)	207,600	1,617,149
Canadian Imperial Bank of Commerce (Canada)	75	4,219
Capitec Bank Holdings Ltd. (South Africa)	2,116	359,891
Chiba Bank Ltd. (The) (Japan)	46	435
Citigroup, Inc.	13,857	983,708
Citizens Financial Group, Inc.	37	1,516
Commerzbank AG (Germany)	2,659	60,851
Commonwealth Bank of Australia (Australia)	17,405	1,655,109
Concordia Financial Group Ltd. (Japan)	84	558
Credit Agricole SA (France)	26,164	476,369
A1

AST MULTI-ASSET DIVERSIFIED PLUS PORTFOLIO
(formerly, AST Academic Strategies Asset Allocation Portfolio, prior to May 1, 2025) (continued)
SCHEDULE OF INVESTMENTS	as of March 31, 2025 (unaudited)
	Shares	Value

Common Stocks (continued)
Banks (cont’d.)
Danske Bank A/S (Denmark)	12,683	$415,133
DBS Group Holdings Ltd. (Singapore)	23,600	810,455
DNB Bank ASA (Norway)	41,701	1,097,265
Erste Group Bank AG (Austria)	5,771	399,186
Fifth Third Bancorp	54	2,117
FinecoBank Banca Fineco SpA (Italy)	1,557	30,839
First Citizens BancShares, Inc. (Class A Stock)	1	1,854
Hang Seng Bank Ltd. (Hong Kong)	14,459	196,914
HSBC Holdings PLC (United Kingdom)	404,862	4,589,712
Huntington Bancshares, Inc.	117	1,756
ING Groep NV (Netherlands)	141,754	2,777,146
Intesa Sanpaolo SpA (Italy)	297,787	1,534,696
Israel Discount Bank Ltd. (Israel) (Class A Stock)	20,826	145,076
Japan Post Bank Co. Ltd. (Japan)	116	1,178
JPMorgan Chase & Co.	10,333	2,534,685
KBC Group NV (Belgium)	633	57,694
KeyCorp	77	1,231
Lloyds Banking Group PLC (United Kingdom)	1,007,105	944,580
M&T Bank Corp.	1,713	306,199
Mediobanca Banca di Credito Finanziario SpA (Italy)	1,396	26,186
Mitsubishi UFJ Financial Group, Inc. (Japan)	237,100	3,232,578
Mizrahi Tefahot Bank Ltd. (Israel)	4,115	185,066
Mizuho Financial Group, Inc. (Japan)	14,193	389,509
National Australia Bank Ltd. (Australia)	21,912	471,299
National Bank of Canada (Canada)	31	2,559
NatWest Group PLC (United Kingdom)	168,446	994,571
Nedbank Group Ltd. (South Africa)	10,677	149,804
Nordea Bank Abp (Finland)	63,484	811,989
NU Holdings Ltd. (Brazil) (Class A Stock)*	34,363	351,877
Oversea-Chinese Banking Corp. Ltd. (Singapore)	27,771	355,914
PNC Financial Services Group, Inc. (The)	32	5,625
Regions Financial Corp.	74	1,608
Resona Holdings, Inc. (Japan)	57,867	505,284
Royal Bank of Canada (Canada)	113	12,729
Sberbank of Russia PJSC (Russia)^	151,076	—
Shizuoka Financial Group, Inc. (Japan)	7,635	83,470
Skandinaviska Enskilda Banken AB (Sweden) (Class A Stock)	126	2,073
Societe Generale SA (France)	10,743	484,659
Standard Bank Group Ltd. (South Africa)	32,585	425,766
Standard Chartered PLC (United Kingdom)	38,932	577,726
Sumitomo Mitsui Financial Group, Inc. (Japan)	86,698	2,229,405
Sumitomo Mitsui Trust Group, Inc. (Japan)	52	1,309
Svenska Handelsbanken AB (Sweden) (Class A Stock)	117	1,322
	Shares	Value

Common Stocks (continued)
Banks (cont’d.)
Swedbank AB (Sweden) (Class A Stock)	8,307	$189,188
Toronto-Dominion Bank (The) (Canada)	141	8,449
Truist Financial Corp.	18,809	773,990
U.S. Bancorp	25,501	1,076,652
UniCredit SpA (Italy)	25,863	1,451,746
United Overseas Bank Ltd. (Singapore)	16,701	471,244
Webster Financial Corp.	5,100	262,905
Wells Fargo & Co.	29,147	2,092,463
Westpac Banking Corp. (Australia)	36,145	720,278
		53,469,060
Beverages — 0.2%
Anheuser-Busch InBev SA/NV (Belgium)	5,126	315,154
Asahi Group Holdings Ltd. (Japan)	46,030	588,106
Brown-Forman Corp. (Class B Stock)	4	136
Carlsberg A/S (Denmark) (Class B Stock)	2,615	331,001
Coca-Cola Co. (The)	23,086	1,653,419
Coca-Cola Europacific Partners PLC (United Kingdom)(a)	10,225	889,882
Coca-Cola HBC AG (Italy)*	4,775	216,259
Davide Campari-Milano NV (Italy)	13	76
Diageo PLC (United Kingdom)	21,801	569,718
Keurig Dr. Pepper, Inc.	9,623	329,299
Kirin Holdings Co. Ltd. (Japan)	16	222
Molson Coors Beverage Co. (Class B Stock)	4	243
Monster Beverage Corp.*	15	878
PepsiCo, Inc.	1,528	229,108
Pernod Ricard SA (France)	1,832	180,988
Suntory Beverage & Food Ltd. (Japan)	3	99
Treasury Wine Estates Ltd. (Australia)	17	104
		5,304,692
Biotechnology — 0.4%
AbbVie, Inc.	9,587	2,008,668
Alnylam Pharmaceuticals, Inc.*	2,402	648,588
Amgen, Inc.	3,506	1,092,294
Argenx SE (Netherlands)*	1,331	785,418
Argenx SE (Netherlands), ADR*	969	573,517
Biogen, Inc.*	1,602	219,218
BioMarin Pharmaceutical, Inc.*	2	141
CSL Ltd.	4,967	781,752
Exact Sciences Corp.*	2	87
Genmab A/S (Denmark)*	2,711	528,158
Gilead Sciences, Inc.	15	1,681
Grifols SA (Spain)*	3	27
Incyte Corp.*	2	121
Moderna, Inc.*	4	113
Natera, Inc.*	3,600	509,076
Neurocrine Biosciences, Inc.*	1	111
Regeneron Pharmaceuticals, Inc.	861	546,072
Sarepta Therapeutics, Inc.*	1,600	102,112

A2

AST MULTI-ASSET DIVERSIFIED PLUS PORTFOLIO
(formerly, AST Academic Strategies Asset Allocation Portfolio, prior to May 1, 2025) (continued)
SCHEDULE OF INVESTMENTS	as of March 31, 2025 (unaudited)
	Shares	Value

Common Stocks (continued)
Biotechnology (cont’d.)
Swedish Orphan Biovitrum AB (Sweden)*	2	$57
Vertex Pharmaceuticals, Inc.*	853	413,552
Zealand Pharma A/S (Denmark)*	1	75
		8,210,838
Broadline Retail — 0.6%
Alibaba Group Holding Ltd. (China), ADR	5,419	716,554
Amazon.com, Inc.*	46,348	8,818,172
Dollarama, Inc. (Canada)	1,124	120,191
Global-e Online Ltd. (Israel)*	6,108	217,750
MercadoLibre, Inc. (Brazil)*	632	1,232,950
Next PLC (United Kingdom)	2,456	353,849
Pan Pacific International Holdings Corp. (Japan)	8,500	233,481
Prosus NV (China)*	14,224	660,835
Wesfarmers Ltd. (Australia)	8,993	407,688
		12,761,470
Building Products — 0.2%
AGC, Inc. (Japan)	5,400	164,391
Assa Abloy AB (Sweden) (Class B Stock)	8,273	248,366
Carrier Global Corp.	5,841	370,319
Cie de Saint-Gobain SA (France)	15,794	1,573,349
Daikin Industries Ltd. (Japan)	400	43,407
Geberit AG (Switzerland)	665	416,614
Hayward Holdings, Inc.*	15,200	211,584
Owens Corning	2,900	414,178
ROCKWOOL A/S (Denmark) (Class B Stock)	965	400,000
Trane Technologies PLC	2,062	694,729
		4,536,937
Capital Markets — 0.8%
3i Group PLC (United Kingdom)	18,327	861,747
Ameriprise Financial, Inc.	1,575	762,473
Amundi SA (France), 144A	6,711	525,776
ASX Ltd. (Australia)	1,232	50,492
Banco BTG Pactual SA (Brazil), UTS	35,525	210,917
Bank of New York Mellon Corp. (The)	10,600	889,022
Daiwa Securities Group, Inc. (Japan)	9,600	64,639
Deutsche Bank AG (Germany)	34,554	823,670
Deutsche Boerse AG (Germany)	1,863	549,696
Euronext NV (Netherlands), 144A	3,132	454,554
Goldman Sachs Group, Inc. (The)	500	273,145
Hong Kong Exchanges & Clearing Ltd. (Hong Kong)	16,000	711,747
Intercontinental Exchange, Inc.	1,600	276,000
Invesco Ltd.	6,200	94,054
Janus Henderson Group PLC	14,500	524,175
London Stock Exchange Group PLC (United Kingdom)	4,292	637,479
Macquarie Group Ltd. (Australia)	2,623	326,424
Morgan Stanley	12,384	1,444,841
MSCI, Inc.	1,400	791,700
	Shares	Value

Common Stocks (continued)
Capital Markets (cont’d.)
Nasdaq, Inc.	2,800	$212,408
Nomura Holdings, Inc. (Japan)	118,700	731,420
Partners Group Holding AG (Switzerland)	135	192,132
Raymond James Financial, Inc.	2,600	361,166
S&P Global, Inc.	2,500	1,270,250
Singapore Exchange Ltd. (Singapore)	38,400	380,162
State Street Corp.	3,400	304,402
Stifel Financial Corp.	5,300	499,578
TMX Group Ltd. (Canada)	10,068	367,585
UBS Group AG (Switzerland)	85,412	2,623,395
XP, Inc. (Brazil) (Class A Stock)	16,675	229,281
		17,444,330
Chemicals — 0.3%
Air Liquide SA (France)	5,964	1,132,833
Asahi Kasei Corp. (Japan)	13,500	94,644
BASF SE (Germany)	2,580	129,332
DSM-Firmenich AG (Switzerland)	1,591	157,506
DuPont de Nemours, Inc.	9,300	694,524
Ecolab, Inc.	2,600	659,152
FMC Corp.	5,600	236,264
Givaudan SA (Switzerland)	122	524,916
LANXESS AG (Germany)	9,855	299,779
Linde PLC	1,500	698,460
Mitsubishi Chemical Group Corp. (Japan)	46,100	227,802
Nippon Paint Holdings Co. Ltd. (Japan)	15,600	117,149
Nippon Sanso Holdings Corp. (Japan)	2,800	84,937
Nitto Denko Corp. (Japan)	21,400	395,827
Orica Ltd. (Australia)	28,460	304,185
Shin-Etsu Chemical Co. Ltd. (Japan)	12,300	350,983
Sika AG (Switzerland)	1,033	251,623
Solvay SA (Belgium)	6,469	230,114
Symrise AG (Germany)	507	52,563
		6,642,593
Commercial Services & Supplies — 0.1%
Brambles Ltd. (Australia)	31,745	401,042
Copart, Inc.*	2,000	113,180
Dai Nippon Printing Co. Ltd. (Japan)	30,300	431,395
Republic Services, Inc.	400	96,864
Securitas AB (Sweden) (Class B Stock)	4,944	69,962
Veralto Corp.	6,600	643,170
		1,755,613
Communications Equipment — 0.1%
Arista Networks, Inc.*	8,400	650,832
Cisco Systems, Inc.	21,000	1,295,910
Nokia OYJ (Finland)	141,547	745,499
Telefonaktiebolaget LM Ericsson (Sweden) (Class B Stock)	29,628	230,528
		2,922,769
Construction & Engineering — 0.2%
ACS Actividades de Construccion y Servicios SA (Spain)	10,403	595,398

A3

AST MULTI-ASSET DIVERSIFIED PLUS PORTFOLIO
(formerly, AST Academic Strategies Asset Allocation Portfolio, prior to May 1, 2025) (continued)
SCHEDULE OF INVESTMENTS	as of March 31, 2025 (unaudited)
	Shares	Value

Common Stocks (continued)
Construction & Engineering (cont’d.)
Bouygues SA (France)	1,457	$57,436
Eiffage SA (France)	2,474	288,045
Ferrovial SE	11,701	523,359
MasTec, Inc.*	3,300	385,143
Obayashi Corp. (Japan)	21,300	284,149
Skanska AB (Sweden) (Class B Stock)	5,116	112,916
Vinci SA (France)	10,042	1,265,896
		3,512,342
Construction Materials — 0.2%
CRH PLC	12,013	1,052,851
CRH PLC	8,900	782,933
Heidelberg Materials AG (Germany)	4,146	714,678
Holcim AG*	9,207	990,795
Vulcan Materials Co.	3,322	775,022
		4,316,279
Consumer Finance — 0.1%
American Express Co.	5,700	1,533,585
Synchrony Financial	10,300	545,282
		2,078,867
Consumer Staples Distribution & Retail — 0.4%
Aeon Co. Ltd. (Japan)	14	351
Albertson’s Cos., Inc. (Class A Stock)	8	176
Carrefour SA (France)	29,120	416,472
Coles Group Ltd. (Australia)	47,126	576,858
Costco Wholesale Corp.	1,089	1,029,954
Dollar General Corp.	4	352
Dollar Tree, Inc.*	8,504	638,395
Empire Co. Ltd. (Canada) (Class A Stock)	3	101
Endeavour Group Ltd. (Australia)	45,862	110,914
George Weston Ltd. (Canada)	1	170
J Sainsbury PLC (United Kingdom)	23,654	72,099
Jeronimo Martins SGPS SA (Portugal)	6	127
Kesko OYJ (Finland) (Class B Stock)	12,463	254,749
Kobe Bussan Co. Ltd. (Japan)	3	70
Koninklijke Ahold Delhaize NV (Netherlands)	24,240	905,487
Kroger Co. (The)	14	948
Loblaw Cos. Ltd. (Canada)	3	420
Marks & Spencer Group PLC (United Kingdom)	80,395	371,172
MatsukiyoCocokara & Co. (Japan)	32,207	503,846
Metro, Inc. (Canada)	4	278
Seven & i Holdings Co. Ltd. (Japan)	36,746	532,115
Sysco Corp.	2,210	165,838
Target Corp.	6,210	648,076
Tesco PLC (United Kingdom)	309,264	1,330,542
US Foods Holding Corp.*	6,900	451,674
Walgreens Boots Alliance, Inc.	15	168
Walmart, Inc.	18,653	1,637,547
Woolworths Group Ltd. (Australia)	8,478	157,414
		9,806,313
	Shares	Value

Common Stocks (continued)
Containers & Packaging — 0.0%
Avery Dennison Corp.	600	$106,782
Crown Holdings, Inc.	3,500	312,410
		419,192
Diversified Consumer Services — 0.0%
Pearson PLC (United Kingdom)	4,850	76,724
Diversified REITs — 0.3%
Covivio SA (France)	4,096	229,281
Essential Properties Realty Trust, Inc.	149,639	4,884,217
GPT Group (The) (Australia)	134,198	368,079
Mirvac Group (Australia)	282,546	372,086
Stockland (Australia)	68,120	210,188
		6,063,851
Diversified Telecommunication Services — 0.3%
AT&T, Inc.	7,226	204,351
BCE, Inc. (Canada)	6	138
BT Group PLC (United Kingdom)	567	1,216
Cellnex Telecom SA (Spain), 144A	46	1,635
Deutsche Telekom AG (Germany)	84,100	3,104,971
Elisa OYJ (Finland)	12	585
HKT Trust & HKT Ltd. (Hong Kong), UTS	339	453
Infrastrutture Wireless Italiane SpA (Italy), 144A	29	307
Koninklijke KPN NV (Netherlands)	140,322	594,356
Nippon Telegraph & Telephone Corp. (Japan)	989,760	956,575
Orange SA (France)	67,517	874,625
Proximus SADP (Belgium)	45,468	335,964
Quebecor, Inc. (Canada) (Class B Stock)	14	353
Singapore Telecommunications Ltd. (Singapore)	662	1,679
Swisscom AG (Switzerland)	5	2,881
Telecom Italia SpA (Italy)*	882	298
Telefonica SA (Spain)	347	1,636
Telenor ASA (Norway)	16,594	237,111
Telia Co. AB (Sweden)	69,087	249,117
Telstra Group Ltd. (Australia)	78,841	208,281
TELUS Corp. (Canada)	43	617
Verizon Communications, Inc.	24,168	1,096,261
		7,873,410
Electric Utilities — 0.4%
Acciona SA (Spain)	1	131
Alliant Energy Corp.	13	837
American Electric Power Co., Inc.	7,026	767,731
BKW AG (Switzerland)	1	175
Chubu Electric Power Co., Inc. (Japan)	25,432	275,739
CK Infrastructure Holdings Ltd. (Hong Kong)	31	186
CLP Holdings Ltd. (Hong Kong)	80	651
Constellation Energy Corp.	3,417	688,970
Contact Energy Ltd. (New Zealand)	24,674	128,476
Duke Energy Corp.	38	4,635
Edison International	19	1,119

A4

AST MULTI-ASSET DIVERSIFIED PLUS PORTFOLIO
(formerly, AST Academic Strategies Asset Allocation Portfolio, prior to May 1, 2025) (continued)
SCHEDULE OF INVESTMENTS	as of March 31, 2025 (unaudited)
	Shares	Value

Common Stocks (continued)
Electric Utilities (cont’d.)
EDP SA (Portugal)	152	$512
Elia Group SA/NV (Belgium)	1	87
Emera, Inc. (Canada)	14	590
Endesa SA (Spain)	16	424
Enel SpA (Italy)	193,152	1,566,909
Entergy Corp.	3,287	281,006
Evergy, Inc.	11	758
Eversource Energy	18	1,118
Exelon Corp.	50	2,304
FirstEnergy Corp.	27	1,091
Fortis, Inc. (Canada)	25	1,139
Fortum OYJ (Finland)(a)	16,735	274,044
Hydro One Ltd. (Canada), 144A	16	538
Iberdrola SA (Spain)	73,181	1,181,733
Kansai Electric Power Co., Inc. (The) (Japan)	34,746	412,367
Mercury NZ Ltd. (New Zealand)	36	114
NextEra Energy, Inc.	6,572	465,889
NRG Energy, Inc.	7,311	697,908
OGE Energy Corp.	5,400	248,184
Origin Energy Ltd. (Australia)	85	562
PG&E Corp.	41,764	717,505
Power Assets Holdings Ltd. (Hong Kong)	69	413
PPL Corp.	37	1,336
Redeia Corp. SA (Spain)	20	401
Southern Co. (The)	6,329	581,952
SSE PLC (United Kingdom)	28,946	596,241
Terna - Rete Elettrica Nazionale (Italy)	70	633
Tokyo Electric Power Co. Holdings, Inc. (Japan)*	149,177	429,436
Verbund AG (Austria)	1,162	82,236
Xcel Energy, Inc.	28	1,982
		9,418,062
Electrical Equipment — 0.4%
ABB Ltd. (Switzerland)	22,629	1,167,610
Acuity, Inc.	2,000	526,700
Eaton Corp. PLC	3,166	860,614
Emerson Electric Co.	6,300	690,732
Fuji Electric Co. Ltd. (Japan)	4,044	172,880
Fujikura Ltd. (Japan)	13,000	481,454
Legrand SA (France)	4,825	510,985
Mitsubishi Electric Corp. (Japan)	11,900	219,463
Rockwell Automation, Inc.	1,400	361,732
Schneider Electric SE	12,043	2,780,071
Siemens Energy AG (Germany)*	12,047	714,170
		8,486,411
Electronic Equipment, Instruments & Components — 0.1%
Corning, Inc.	2,200	100,716
Halma PLC (United Kingdom)	10,647	357,224
Hexagon AB (Sweden) (Class B Stock)	35,806	382,758
Keyence Corp. (Japan)	4,477	1,760,402
TDK Corp. (Japan)	12,900	135,180
Trimble, Inc.*	800	52,520
	Shares	Value

Common Stocks (continued)
Electronic Equipment, Instruments & Components (cont’d.)
Zebra Technologies Corp. (Class A Stock)*	1,700	$480,352
		3,269,152
Energy Equipment & Services — 0.1%
Baker Hughes Co.	27,251	1,197,681
Schlumberger NV	17,500	731,500
		1,929,181
Entertainment — 0.4%
CTS Eventim AG & Co. KGaA (Germany)	3,213	322,336
Konami Group Corp. (Japan)	4,300	507,754
Live Nation Entertainment, Inc.*	500	65,290
Netflix, Inc.*	1,900	1,771,807
Nintendo Co. Ltd. (Japan)	14,000	951,688
Sea Ltd. (Singapore), ADR*	11,440	1,492,805
Spotify Technology SA*	4,869	2,678,096
Tencent Music Entertainment Group (China), ADR	10,019	144,374
Universal Music Group NV (Netherlands)	2,304	63,620
Walt Disney Co. (The)	12,800	1,263,360
		9,261,130
Financial Services — 0.6%
Adyen NV (Netherlands), 144A*	574	879,825
Berkshire Hathaway, Inc. (Class B Stock)*	6,000	3,195,480
Eurazeo SE (France)	2,578	190,919
EXOR NV (Netherlands)	2,775	252,006
Fidelity National Information Services, Inc.	5,800	433,144
Global Payments, Inc.	4,100	401,472
Industrivarden AB (Sweden) (Class A Stock)	2,167	79,620
Industrivarden AB (Sweden) (Class C Stock)	3,050	112,048
Investor AB (Sweden) (Class B Stock)	25,403	757,622
M&G PLC (United Kingdom)	18,074	46,558
Mastercard, Inc. (Class A Stock)	6,058	3,320,511
ORIX Corp. (Japan)	36,800	768,344
PayPal Holdings, Inc.*	10,500	685,125
Visa, Inc. (Class A Stock)	4,900	1,717,254
		12,839,928
Food Products — 0.4%
Ajinomoto Co., Inc. (Japan)	20	396
Archer-Daniels-Midland Co.	10	480
Associated British Foods PLC (United Kingdom)	19,293	478,300
Bunge Global SA	3	229
Chocoladefabriken Lindt & Spruengli AG (Switzerland)	7	94,636
Conagra Brands, Inc.	24,110	643,014
Danone SA (France)	6,785	518,953
General Mills, Inc.	4,011	239,818

A5

AST MULTI-ASSET DIVERSIFIED PLUS PORTFOLIO
(formerly, AST Academic Strategies Asset Allocation Portfolio, prior to May 1, 2025) (continued)
SCHEDULE OF INVESTMENTS	as of March 31, 2025 (unaudited)
	Shares	Value

Common Stocks (continued)
Food Products (cont’d.)
Hershey Co. (The)	3	$513
Hormel Foods Corp.	6	186
Ingredion, Inc.	2,600	351,546
J.M. Smucker Co. (The)	2	237
JDE Peet’s NV (Netherlands)	9,048	197,821
Kellanova	6	495
Kikkoman Corp. (Japan)	14	135
Kraft Heinz Co. (The)	18	548
Lamb Weston Holdings, Inc.	3	160
McCormick & Co., Inc.	5	411
MEIJI Holdings Co. Ltd. (Japan)	5	108
Mondelez International, Inc. (Class A Stock)(a)	7,028	476,850
Mowi ASA (Norway)	10	185
Nestle SA	35,095	3,546,582
Nissin Foods Holdings Co. Ltd. (Japan)	4	82
Orkla ASA (Norway)	14	153
Salmar ASA (Norway)	1	48
Saputo, Inc. (Canada)	5	86
The Campbell’s Co.	4	160
Tyson Foods, Inc. (Class A Stock)	6	383
WH Group Ltd. (Hong Kong), 144A	774,173	710,849
Wilmar International Ltd. (China)	182,539	452,632
Yakult Honsha Co. Ltd. (Japan)	5	95
Yamazaki Baking Co. Ltd. (Japan)	26,700	512,060
		8,228,151
Gas Utilities — 0.0%
AltaGas Ltd. (Canada)	15	411
APA Group (Australia), UTS	61	302
Atmos Energy Corp.	8	1,237
Hong Kong & China Gas Co. Ltd. (Hong Kong)	557	479
National Fuel Gas Co.	2,900	229,651
Osaka Gas Co. Ltd. (Japan)	10,618	240,257
Snam SpA (Italy)	17,533	91,006
Tokyo Gas Co. Ltd. (Japan)	17	541
		563,884
Ground Transportation — 0.2%
Canadian National Railway Co. (Canada)	4,201	409,429
Central Japan Railway Co. (Japan)	15,200	289,927
CSX Corp.	25,664	755,292
East Japan Railway Co. (Japan)	2,400	47,305
Ryder System, Inc.	2,100	302,001
Tokyo Metro Co. Ltd. (Japan)	28,214	342,860
Uber Technologies, Inc.*	2,700	196,722
Union Pacific Corp.	4,200	992,208
West Japan Railway Co. (Japan)	17,930	349,769
		3,685,513
Health Care Equipment & Supplies — 0.5%
Abbott Laboratories	4,320	573,048
Alcon AG	1,954	185,405
Align Technology, Inc.*	1	159
Baxter International, Inc.	6	205
	Shares	Value

Common Stocks (continued)
Health Care Equipment & Supplies (cont’d.)
Becton, Dickinson & Co.	3	$687
Boston Scientific Corp.*	4,317	435,499
Cochlear Ltd. (Australia)	1	165
Coloplast A/S (Denmark) (Class B Stock)	1	105
Cooper Cos., Inc. (The)*	2	169
Demant A/S (Denmark)*	2,313	77,731
Dexcom, Inc.*	8,105	553,490
Edwards Lifesciences Corp.*	8,117	588,320
EssilorLuxottica SA (France)	5,031	1,449,776
Fisher & Paykel Healthcare Corp. Ltd. (New Zealand)	25,874	493,790
GE HealthCare Technologies, Inc.	5	404
Getinge AB (Sweden) (Class B Stock)	4,623	99,643
Hologic, Inc.*	3	185
Hoya Corp. (Japan)	9,404	1,061,321
IDEXX Laboratories, Inc.*	1	420
Insulet Corp.*	1	263
Intuitive Surgical, Inc.*	1,304	645,832
Koninklijke Philips NV (Netherlands)*	9	229
Medtronic PLC	16,036	1,440,995
Olympus Corp. (Japan)	12,914	169,054
ResMed, Inc.	2	448
Siemens Healthineers AG (Germany), 144A	3,132	168,972
Smith & Nephew PLC (United Kingdom)	10	141
Solventum Corp.*	2	152
Sonova Holding AG (Switzerland)	293	85,550
STERIS PLC	1,501	340,202
Straumann Holding AG (Switzerland)	1	121
Stryker Corp.	4,124	1,535,159
Sysmex Corp. (Japan)	6,406	122,291
Teleflex, Inc.	1	138
Terumo Corp. (Japan)	18,516	348,398
Zimmer Biomet Holdings, Inc.	2	226
		10,378,693
Health Care Providers & Services — 0.3%
Amplifon SpA (Italy)	1	20
Cardinal Health, Inc.	3	413
Cencora, Inc.	2	556
Centene Corp.*	12,406	753,168
Cigna Group (The)	903	297,087
CVS Health Corp.	15	1,016
DaVita, Inc.*	1	153
Elevance Health, Inc.	203	88,297
Fresenius Medical Care AG (Germany)	11,503	572,389
Fresenius SE & Co. KGaA (Germany)*	5	214
HCA Healthcare, Inc.	2	691
Henry Schein, Inc.*	1	69
Humana, Inc.	1	265
Labcorp Holdings, Inc.	901	209,699
McKesson Corp.	1,002	674,336
Molina Healthcare, Inc.*	1	329
Quest Diagnostics, Inc.	1	169
Ramsay Health Care Ltd. (Australia)	2	43

A6

AST MULTI-ASSET DIVERSIFIED PLUS PORTFOLIO
(formerly, AST Academic Strategies Asset Allocation Portfolio, prior to May 1, 2025) (continued)
SCHEDULE OF INVESTMENTS	as of March 31, 2025 (unaudited)
	Shares	Value

Common Stocks (continued)
Health Care Providers & Services (cont’d.)
Sonic Healthcare Ltd. (Australia)	15,269	$247,921
Tenet Healthcare Corp.*	4,300	578,350
UnitedHealth Group, Inc.	4,671	2,446,436
Universal Health Services, Inc. (Class B Stock)	1	188
		5,871,809
Health Care REITs — 1.2%
American Healthcare REIT, Inc.(a)	141,795	4,296,388
Global Medical REIT, Inc.	242,930	2,125,638
Healthcare Realty Trust, Inc.	115,749	1,956,158
Healthpeak Properties, Inc.	10,600	214,332
National Health Investors, Inc.	37,178	2,745,967
Ventas, Inc.	3,600	247,536
Welltower, Inc.	99,944	15,312,421
		26,898,440
Health Care Technology — 0.0%
M3, Inc. (Japan)*	5	57
Pro Medicus Ltd. (Australia)	2,132	269,859
Veeva Systems, Inc. (Class A Stock)*	2,302	533,212
		803,128
Hotel & Resort REITs — 0.1%
Ryman Hospitality Properties, Inc.(a)	15,945	1,458,011
Sunstone Hotel Investors, Inc.(a)	200,626	1,887,890
		3,345,901
Hotels, Restaurants & Leisure — 0.5%
Accor SA (France)	1,146	52,264
Amadeus IT Group SA (Spain)	6,118	468,535
Aristocrat Leisure Ltd. (Australia)	14,288	577,851
Booking Holdings, Inc.	260	1,197,797
Cava Group, Inc.*	900	77,769
Chipotle Mexican Grill, Inc.*	14,239	714,940
Compass Group PLC (United Kingdom)	69,692	2,305,154
Darden Restaurants, Inc.	3,900	810,264
Entain PLC (United Kingdom)	14,747	111,420
Expedia Group, Inc.	2,500	420,250
Galaxy Entertainment Group Ltd. (Macau)	40,000	156,320
Indian Hotels Co. Ltd. (The) (India)	14,125	129,433
InterContinental Hotels Group PLC (United Kingdom)	3,471	373,723
MakeMyTrip Ltd. (India)*	4,107	402,445
Marriott International, Inc. (Class A Stock)	1,869	445,196
Marriott Vacations Worldwide Corp.	3,300	211,992
McDonald’s Corp.	3,781	1,181,071
Meituan (China) (Class B Stock), 144A*	21,159	425,771
Oriental Land Co. Ltd. (Japan)	7,800	153,822
Royal Caribbean Cruises Ltd.(a)	700	143,808
Sands China Ltd. (Macau)*	36,000	72,219
Sodexo SA (France)	1,358	87,223
Starbucks Corp.	5,700	559,113
	Shares	Value

Common Stocks (continued)
Hotels, Restaurants & Leisure (cont’d.)
Yum! Brands, Inc.	4,100	$645,176
Zensho Holdings Co. Ltd. (Japan)	3,400	183,343
Zomato Ltd. (India)*	128,346	301,496
		12,208,395
Household Durables — 0.2%
Cairn Homes PLC (Ireland)	217,945	450,118
Garmin Ltd.	1,400	303,982
Panasonic Holdings Corp. (Japan)	22,300	266,028
PulteGroup, Inc.	900	92,520
Sony Group Corp. (Japan)	122,700	3,104,679
		4,217,327
Household Products — 0.2%
Church & Dwight Co., Inc.	5	550
Clorox Co. (The)	3	442
Colgate-Palmolive Co.	10,216	957,239
Essity AB (Sweden) (Class B Stock)(a)	23,807	676,386
Henkel AG & Co. KGaA (Germany)	1,353	97,478
Kimberly-Clark Corp.	807	114,772
Procter & Gamble Co. (The)	5,547	945,320
Reckitt Benckiser Group PLC (United Kingdom)	12,968	876,903
Unicharm Corp. (Japan)	23	183
		3,669,273
Independent Power & Renewable Electricity Producers — 0.0%
AES Corp. (The)	14,436	179,295
Brookfield Renewable Corp. (Canada)	7	196
Clearway Energy, Inc. (Class C Stock)	2,200	66,594
EDP Renovaveis SA (Spain)	15	125
Meridian Energy Ltd. (New Zealand)	20,143	64,043
Orsted A/S (Denmark), 144A*	8	349
RWE AG (Germany)	11,481	409,924
Vistra Corp.	19	2,231
		722,757
Industrial Conglomerates — 0.3%
3M Co.	6,400	939,904
DCC PLC (United Kingdom)	669	44,710
Hitachi Ltd. (Japan)	69,600	1,634,167
Honeywell International, Inc.	1,000	211,750
Lifco AB (Sweden) (Class B Stock)	1,834	65,059
Siemens AG (Germany)	19,128	4,417,541
Smiths Group PLC (United Kingdom)	20,281	508,911
Swire Pacific Ltd. (Hong Kong) (Class A Stock)	17,500	154,453
		7,976,495
Industrial REITs — 1.0%
Americold Realty Trust, Inc.	157,399	3,377,783
First Industrial Realty Trust, Inc.	64,893	3,501,626
Goodman Group (Australia)	6,707	120,368
Prologis, Inc.	130,711	14,612,183
STAG Industrial, Inc.	49,102	1,773,564
		23,385,524

A7

AST MULTI-ASSET DIVERSIFIED PLUS PORTFOLIO
(formerly, AST Academic Strategies Asset Allocation Portfolio, prior to May 1, 2025) (continued)
SCHEDULE OF INVESTMENTS	as of March 31, 2025 (unaudited)
	Shares	Value

Common Stocks (continued)
Insurance — 1.1%
Admiral Group PLC (United Kingdom)	9,788	$361,374
AIA Group Ltd. (Hong Kong)	179,000	1,355,007
Allianz SE (Germany)	5,539	2,119,830
Allstate Corp. (The)	3,500	724,745
Arthur J. Gallagher & Co.	2,898	1,000,506
ASR Nederland NV (Netherlands)	15,901	914,111
Aviva PLC (United Kingdom)	6,914	49,830
AXA SA (France)	62,154	2,655,578
Dai-ichi Life Holdings, Inc. (Japan)	34,400	262,662
Fairfax Financial Holdings Ltd. (Canada)	279	403,235
Fidelity National Financial, Inc.	6,000	390,480
First American Financial Corp.	1,800	118,134
Generali (Italy)	1,470	51,640
Hannover Rueck SE (Germany)	1,242	370,188
Insurance Australia Group Ltd. (Australia)	100,185	487,354
Japan Post Holdings Co. Ltd. (Japan)	31,200	312,855
Marsh & McLennan Cos., Inc.	3,700	902,911
Medibank Private Ltd. (Australia)	79,562	222,363
MetLife, Inc.	8,400	674,436
MS&AD Insurance Group Holdings, Inc. (Japan)	25,800	561,094
Muenchener Rueckversicherungs-Gesellschaft AG in Muenchen (Germany)	3,375	2,132,058
NN Group NV (Netherlands)	8,064	448,728
Phoenix Group Holdings PLC (United Kingdom)	26,816	199,062
Poste Italiane SpA (Italy), 144A	13,694	244,305
Progressive Corp. (The)	3,800	1,075,438
Prudential PLC (Hong Kong)	66,491	717,506
QBE Insurance Group Ltd. (Australia)	128,073	1,769,605
Sampo OYJ (Finland) (Class A Stock)	13,224	126,728
Sompo Holdings, Inc. (Japan)	2,400	73,083
Suncorp Group Ltd. (Australia)	36,667	444,099
Swiss Life Holding AG (Switzerland)	208	189,760
Swiss Re AG	3,258	554,443
T&D Holdings, Inc. (Japan)	20,000	428,061
Talanx AG (Germany)	3,078	323,733
Tokio Marine Holdings, Inc. (Japan)	29,200	1,135,963
Travelers Cos., Inc. (The)	3,157	834,900
Unipol Assicurazioni SpA (Italy)	11,044	176,792
Unum Group	700	57,022
Zurich Insurance Group AG (Switzerland)	1,860	1,298,295
		26,167,914
Interactive Media & Services — 0.7%
Alphabet, Inc. (Class A Stock)	28,090	4,343,838
Alphabet, Inc. (Class C Stock)	18,100	2,827,763
Diamond Sports Group, LLC*	3,228	58,509
LY Corp. (Japan)	38,500	130,367
Meta Platforms, Inc. (Class A Stock)	11,411	6,576,844
Pinterest, Inc. (Class A Stock)*	3,100	96,100
REA Group Ltd. (Australia)	2,490	345,474
Scout24 SE (Germany), 144A	3,409	356,999
	Shares	Value

Common Stocks (continued)
Interactive Media & Services (cont’d.)
Tencent Holdings Ltd. (China)	8,034	$513,340
		15,249,234
IT Services — 0.2%
Accenture PLC (Ireland) (Class A Stock)	900	280,836
Akamai Technologies, Inc.*	700	56,350
Capgemini SE (France)	674	101,274
Cognizant Technology Solutions Corp. (Class A Stock)	9,900	757,350
DXC Technology Co.*	3,200	54,560
Fujitsu Ltd. (Japan)	14,800	294,533
International Business Machines Corp.	1,400	348,124
Kyndryl Holdings, Inc.*	3,900	122,460
NEC Corp. (Japan)	8,000	170,406
NEXTDC Ltd. (Australia)*	24,652	176,569
Nomura Research Institute Ltd. (Japan)	2,700	87,891
NTT Data Group Corp. (Japan)	7,600	137,675
Obic Co. Ltd. (Japan)	7,200	207,598
Otsuka Corp. (Japan)	6,600	142,899
SCSK Corp. (Japan)	5,300	131,057
Shopify, Inc. (Canada) (Class A Stock)*	9,155	874,120
Snowflake, Inc. (Class A Stock)*	4,800	701,568
TIS, Inc. (Japan)	10,400	287,798
Wix.com Ltd. (Israel)*	1,700	277,746
		5,210,814
Leisure Products — 0.0%
Bandai Namco Holdings, Inc. (Japan)	14,400	483,084
Hasbro, Inc.	1,500	92,235
		575,319
Life Sciences Tools & Services — 0.1%
Agilent Technologies, Inc.	3	351
Avantor, Inc.*	8	130
Bio-Techne Corp.	2	117
Charles River Laboratories International, Inc.*	1	150
Danaher Corp.	5,008	1,026,640
Eurofins Scientific SE (Luxembourg)	2	107
Illumina, Inc.*	2	159
IQVIA Holdings, Inc.*	2	353
Lonza Group AG (Switzerland)	650	401,550
QIAGEN NV*	2	79
Revvity, Inc.	1	106
Thermo Fisher Scientific, Inc.	2,704	1,345,510
Waters Corp.*	1	369
West Pharmaceutical Services, Inc.	1	224
		2,775,845
Machinery — 0.5%
Alfa Laval AB (Sweden)	12,402	531,737
Allison Transmission Holdings, Inc.	6,500	621,855
Alstom SA (France)*	17,149	379,862
Atlas Copco AB (Sweden) (Class A Stock)	42,342	676,347

A8

AST MULTI-ASSET DIVERSIFIED PLUS PORTFOLIO
(formerly, AST Academic Strategies Asset Allocation Portfolio, prior to May 1, 2025) (continued)
SCHEDULE OF INVESTMENTS	as of March 31, 2025 (unaudited)
	Shares	Value

Common Stocks (continued)
Machinery (cont’d.)
Atlas Copco AB (Sweden) (Class B Stock)	20,582	$289,427
Caterpillar, Inc.	400	131,920
Cummins, Inc.	1,900	595,536
Daifuku Co. Ltd. (Japan)	17,900	440,009
Daimler Truck Holding AG (Germany)	1,474	59,711
Deere & Co.	1,574	738,757
Dover Corp.	2,500	439,200
Epiroc AB (Sweden) (Class B Stock)	4,994	87,961
FANUC Corp. (Japan)	12,700	346,021
Flowserve Corp.	4,100	200,244
GEA Group AG (Germany)	5,273	320,540
ITT, Inc.	1,100	142,076
Knorr-Bremse AG (Germany)	2,857	260,001
Komatsu Ltd. (Japan)	8,700	254,763
Kone OYJ (Finland) (Class B Stock)	5,514	304,239
Makita Corp. (Japan)	12,600	417,482
MINEBEA MITSUMI, Inc. (Japan)	27,100	396,107
Mitsubishi Heavy Industries Ltd. (Japan)	64,600	1,109,415
Oshkosh Corp.	1,200	112,896
Parker-Hannifin Corp.	100	60,785
Pentair PLC	5,500	481,140
Rational AG (Germany)	414	344,927
Sandvik AB (Sweden)	21,074	443,218
Schindler Holding AG (Switzerland)	400	121,221
Schindler Holding AG (Switzerland) (Part. Cert.)	974	305,263
Toro Co. (The)	800	58,200
Trelleborg AB (Sweden) (Class B Stock)	5,208	193,694
Volvo AB (Sweden) (Class B Stock)(a)	16,294	478,039
Wartsila OYJ Abp (Finland)	27,628	492,979
Yangzijiang Shipbuilding Holdings Ltd. (China)	149,400	262,201
		12,097,773
Marine Transportation — 0.1%
AP Moller - Maersk A/S (Denmark) (Class A Stock)	50	85,650
AP Moller - Maersk A/S (Denmark) (Class B Stock)	213	370,711
Kawasaki Kisen Kaisha Ltd. (Japan)(a)	34,200	464,860
Kuehne + Nagel International AG (Switzerland)	7	1,617
Nippon Yusen KK (Japan)	2,300	76,011
SITC International Holdings Co. Ltd. (China)	118,000	320,724
		1,319,573
Media — 0.1%
Charter Communications, Inc. (Class A Stock)*	200	73,706
Comcast Corp. (Class A Stock)	22,600	833,940
Informa PLC (United Kingdom)	24,598	246,642
Publicis Groupe SA (France)	6,277	592,227
	Shares	Value

Common Stocks (continued)
Media (cont’d.)
WPP PLC (United Kingdom)	5,925	$45,024
		1,791,539
Metals & Mining — 0.4%
Agnico Eagle Mines Ltd. (Canada)	3,318	359,704
Anglo American PLC (South Africa)	8,921	250,041
ArcelorMittal SA (Luxembourg)	7,109	205,355
ATI, Inc.*	7,100	369,413
BHP Group Ltd. (Australia)	74,933	1,818,110
BlueScope Steel Ltd. (Australia)	26,078	349,287
Boliden AB (Sweden)	13,860	454,783
First Quantum Minerals Ltd. (Zambia)*	24,548	330,082
Fortescue Ltd. (Australia)	56,599	547,823
Freeport-McMoRan, Inc.	4,200	159,012
Glencore PLC (Australia)*	227,437	832,450
Ivanhoe Mines Ltd. (Congo (Democratic Republic)) (Class A Stock)*	35,855	304,470
Lundin Mining Corp. (Chile)	40,908	331,460
Nippon Steel Corp. (Japan)	19,400	415,181
Northern Star Resources Ltd. (Australia)	59,241	683,948
Rio Tinto Ltd. (Australia)	4,956	359,607
Rio Tinto PLC (Australia)	17,864	1,072,022
South32 Ltd. (Australia)	52,260	105,280
		8,948,028
Mortgage Real Estate Investment Trusts (REITs) — 0.0%
Rithm Capital Corp.	5,100	58,395
Multi-Utilities — 0.3%
Ameren Corp.	13	1,305
Canadian Utilities Ltd. (Canada) (Class A Stock)	7	180
CenterPoint Energy, Inc.	33	1,196
Centrica PLC (United Kingdom)	314,258	608,483
CMS Energy Corp.	2,315	173,880
Consolidated Edison, Inc.	17	1,880
Dominion Energy, Inc.	42	2,355
DTE Energy Co.	1,310	181,134
E.ON SE (Germany)	113,352	1,711,020
Engie SA (France)	50,652	986,996
National Grid PLC (United Kingdom)	59,976	782,341
NiSource, Inc.	13,923	558,173
Public Service Enterprise Group, Inc.	25	2,057
Sembcorp Industries Ltd. (Singapore)	51,944	243,093
Sempra	5,232	373,355
Veolia Environnement SA (France)	27,041	929,989
WEC Energy Group, Inc.	16	1,744
		6,559,181
Office REITs — 0.3%
Dexus (Australia)	25,585	113,774
Kilroy Realty Corp.(a)	74,718	2,447,762
Nippon Building Fund, Inc. (Japan)	295	250,570
Piedmont Office Realty Trust, Inc. (Class A Stock)	178,855	1,318,161

A9

AST MULTI-ASSET DIVERSIFIED PLUS PORTFOLIO
(formerly, AST Academic Strategies Asset Allocation Portfolio, prior to May 1, 2025) (continued)
SCHEDULE OF INVESTMENTS	as of March 31, 2025 (unaudited)
	Shares	Value

Common Stocks (continued)
Office REITs (cont’d.)
SL Green Realty Corp.(a)	31,641	$1,825,686
		5,955,953
Oil, Gas & Consumable Fuels — 0.9%
Antero Resources Corp.*	2,600	105,144
ARC Resources Ltd. (Canada)	18,268	367,251
BP PLC	110,801	621,755
Cameco Corp. (Canada)	2,708	111,461
Cenovus Energy, Inc. (Canada)	60,720	843,890
Cheniere Energy, Inc.	1,200	277,680
Chevron Corp.	9,500	1,589,255
ConocoPhillips	10,100	1,060,702
Diamondback Energy, Inc.	400	63,952
ENEOS Holdings, Inc. (Japan)	94,900	500,504
Eni SpA (Italy)	17,614	272,428
EOG Resources, Inc.	1,400	179,536
Equinor ASA (Norway)	23,841	629,611
Exxon Mobil Corp.	20,047	2,384,190
Idemitsu Kosan Co. Ltd. (Japan)	44,400	314,054
Inpex Corp. (Japan)	44,400	615,863
LUKOIL PJSC (Russia)^	7,425	—
Occidental Petroleum Corp.	7,000	345,520
OMV AG (Austria)	4,549	234,257
Phillips 66	2,200	271,656
Range Resources Corp.	1,500	59,895
Repsol SA (Spain)	15,020	199,428
Shell PLC	159,998	5,823,980
Shell PLC, ADR	9,902	725,619
TotalEnergies SE (France)	40,321	2,598,002
Valero Energy Corp.	4,800	633,936
Williams Cos., Inc. (The)	8,300	496,008
		21,325,577
Passenger Airlines — 0.1%
American Airlines Group, Inc.*	5,200	54,860
ANA Holdings, Inc. (Japan)	6,000	110,753
Qantas Airways Ltd. (Australia)	207,995	1,185,809
Singapore Airlines Ltd. (Singapore)	12,600	63,472
United Airlines Holdings, Inc.*	7,800	538,590
		1,953,484
Personal Care Products — 0.2%
Beiersdorf AG (Germany)	2	258
Estee Lauder Cos., Inc. (The) (Class A Stock)	5	330
Kao Corp. (Japan)	10	433
Kenvue, Inc.	39	935
L’Oreal SA (France)	3,648	1,355,936
Shiseido Co. Ltd. (Japan)	8	152
Unilever PLC (United Kingdom)	33,113	1,975,756
Unilever PLC (United Kingdom)	12,645	753,413
Unilever PLC (United Kingdom), ADR	10,145	604,135
		4,691,348
Pharmaceuticals — 1.4%
Astellas Pharma, Inc. (Japan)	26,421	257,195
AstraZeneca PLC (United Kingdom)	27,442	4,029,716
	Shares	Value

Common Stocks (continued)
Pharmaceuticals (cont’d.)
Bayer AG (Germany)	11	$264
Bristol-Myers Squibb Co.	23	1,403
Chugai Pharmaceutical Co. Ltd. (Japan)	7,608	348,534
Daiichi Sankyo Co. Ltd. (Japan)	9,821	233,876
Eisai Co. Ltd. (Japan)	3	83
Elanco Animal Health, Inc.*	52,800	554,400
Eli Lilly & Co.	3,904	3,224,353
Galderma Group AG (Switzerland)*	3,991	422,107
GSK PLC	73,622	1,406,932
Haleon PLC	86,600	437,348
Hikma Pharmaceuticals PLC (Jordan)	16,993	429,279
Ipsen SA (France)	2,626	302,464
Johnson & Johnson	5,628	933,348
Kyowa Kirin Co. Ltd. (Japan)	3	44
Merck & Co., Inc.	14,229	1,277,195
Merck KGaA (Germany)	1,358	186,874
Novartis AG	29,990	3,330,983
Novo Nordisk A/S (Denmark) (Class B Stock)	48,974	3,348,761
Ono Pharmaceutical Co. Ltd. (Japan)	4,504	48,457
Orion OYJ (Finland) (Class B Stock)	9,173	544,848
Otsuka Holdings Co. Ltd. (Japan)	9,805	510,938
Pfizer, Inc.	24,566	622,502
Recordati Industria Chimica e Farmaceutica SpA (Italy)	2,379	134,813
Roche Holding AG	10,603	3,489,740
Royalty Pharma PLC (Class A Stock)	4	125
Sandoz Group AG (Switzerland)	5	210
Sanofi SA	29,845	3,304,495
Sanofi SA, ADR	10,246	568,243
Shionogi & Co. Ltd. (Japan)	34,209	516,375
Takeda Pharmaceutical Co. Ltd. (Japan)	23,719	703,002
Teva Pharmaceutical Industries Ltd. (Israel), ADR*	13	200
UCB SA (Belgium)	3,435	604,783
Viatris, Inc.	14	122
Zoetis, Inc.	5	823
		31,774,835
Professional Services — 0.2%
Automatic Data Processing, Inc.	3,400	1,038,802
Bureau Veritas SA (France)	4,931	149,607
Computershare Ltd. (Australia)	27,094	667,841
Dun & Bradstreet Holdings, Inc.	18,700	167,178
Experian PLC	3,735	173,063
Intertek Group PLC (United Kingdom)	4,602	299,242
Recruit Holdings Co. Ltd. (Japan)	22,100	1,145,029
RELX PLC (United Kingdom)	17,281	868,037
Science Applications International Corp.	4,000	449,080
SGS SA (Switzerland)	1,264	125,943
Wolters Kluwer NV (Netherlands)	4,385	682,728
		5,766,550

A10

AST MULTI-ASSET DIVERSIFIED PLUS PORTFOLIO
(formerly, AST Academic Strategies Asset Allocation Portfolio, prior to May 1, 2025) (continued)
SCHEDULE OF INVESTMENTS	as of March 31, 2025 (unaudited)
	Shares	Value

Common Stocks (continued)
Real Estate Management & Development — 0.2%
Daito Trust Construction Co. Ltd. (Japan)	5,100	$521,854
Daiwa House Industry Co. Ltd. (Japan)	9,400	310,901
Henderson Land Development Co. Ltd. (Hong Kong)	24,000	69,031
Hongkong Land Holdings Ltd. (Hong Kong)	29,700	128,019
Jones Lang LaSalle, Inc.*	2,500	619,775
KE Holdings, Inc. (China), ADR	18,054	362,705
LEG Immobilien SE (Germany)	3,710	262,244
Mitsubishi Estate Co. Ltd. (Japan)	5,400	88,268
Mitsui Fudosan Co. Ltd. (Japan)	39,100	350,143
Sumitomo Realty & Development Co. Ltd. (Japan)	10,300	387,007
Sun Hung Kai Properties Ltd. (Hong Kong)	5,000	47,638
Swiss Prime Site AG (Switzerland)	1,254	153,889
Vonovia SE (Germany)	10,289	276,880
Zillow Group, Inc. (Class C Stock)*	1,400	95,984
		3,674,338
Residential REITs — 0.9%
American Homes 4 Rent (Class A Stock)	38,875	1,469,864
Camden Property Trust	500	61,150
Essex Property Trust, Inc.	26,089	7,998,105
Mid-America Apartment Communities, Inc.	33,649	5,638,899
UDR, Inc.(a)	54,810	2,475,768
Veris Residential, Inc.	193,480	3,273,681
		20,917,467
Retail REITs — 1.2%
Agree Realty Corp.(a)	90,496	6,985,387
Brixmor Property Group, Inc.	90,190	2,394,545
Curbline Properties Corp.	75,328	1,822,184
Kimco Realty Corp.	10,900	231,516
Klepierre SA (France)	19,168	641,586
Realty Income Corp.	14,319	830,645
Regency Centers Corp.	59,596	4,395,801
Scentre Group (Australia)	208,392	440,915
Simon Property Group, Inc.	50,339	8,360,302
Urban Edge Properties	73,173	1,390,287
Vicinity Ltd. (Australia)	232,371	321,762
		27,814,930
Semiconductors & Semiconductor Equipment — 1.4%
Advanced Micro Devices, Inc.*	2,500	256,850
Advantest Corp. (Japan)	19,700	878,157
Analog Devices, Inc.	4,000	806,680
Applied Materials, Inc.	2,200	319,264
ASE Technology Holding Co. Ltd. (Taiwan), ADR	18,802	164,706
ASM International NV (Netherlands)	976	444,757
ASML Holding NV (Netherlands)	5,426	3,590,784
ASML Holding NV (Netherlands)	640	424,083
Broadcom, Inc.	25,024	4,189,768
	Shares	Value

Common Stocks (continued)
Semiconductors & Semiconductor Equipment (cont’d.)
Disco Corp. (Japan)	600	$122,533
Infineon Technologies AG (Germany)	24,407	813,605
Lam Research Corp.	6,900	501,630
Lasertec Corp. (Japan)	4,700	403,967
Marvell Technology, Inc.	7,800	480,246
MediaTek, Inc. (Taiwan)	6,580	283,601
Micron Technology, Inc.	2,528	219,658
Nova Ltd. (Israel)*	905	168,020
NVIDIA Corp.	110,563	11,982,818
NXP Semiconductors NV (China)	4,116	782,287
QUALCOMM, Inc.	8,200	1,259,602
Renesas Electronics Corp. (Japan)	13,300	178,388
SCREEN Holdings Co. Ltd. (Japan)	5,000	326,207
STMicroelectronics NV (Singapore)	11,448	251,027
Taiwan Semiconductor Manufacturing Co. Ltd. (Taiwan), ADR	11,095	1,841,770
Teradyne, Inc.	2,400	198,240
Texas Instruments, Inc.	500	89,850
Tokyo Electron Ltd. (Japan)	6,200	850,222
		31,828,720
Software — 1.3%
Adobe, Inc.*	500	191,765
Atlassian Corp. (Class A Stock)*	2,600	551,746
Autodesk, Inc.*	2,800	733,040
CyberArk Software Ltd.*	2,831	956,878
Dassault Systemes SE (France)	11,070	421,465
Five9, Inc.*	3,900	105,885
Fortinet, Inc.*	5,700	548,682
Gen Digital, Inc.	5,900	156,586
HubSpot, Inc.*	900	514,161
Intuit, Inc.	2,669	1,638,739
Microsoft Corp.	35,875	13,467,117
Nice Ltd. (Israel)*	1,238	191,098
Oracle Corp.	6,367	890,170
Palantir Technologies, Inc. (Class A Stock)*	7,000	590,800
Palo Alto Networks, Inc.*	5,000	853,200
Sage Group PLC (The) (United Kingdom)	20,765	326,017
Salesforce, Inc.	5,600	1,502,816
SAP SE (Germany)	18,319	4,908,570
ServiceNow, Inc.*	300	238,842
Teradata Corp.*	6,300	141,624
Xero Ltd. (New Zealand)*	9,567	935,113
Zoom Communications, Inc. (Class A Stock)*	8,700	641,799
		30,506,113
Specialized REITs — 1.9%
American Tower Corp.	500	108,800
Crown Castle, Inc.	4,600	479,458
Digital Realty Trust, Inc.	32,509	4,658,215
EPR Properties	71,249	3,748,410
Equinix, Inc.	17,841	14,546,660
Extra Space Storage, Inc.	46,539	6,910,577
Iron Mountain, Inc.	50,634	4,356,549

A11

AST MULTI-ASSET DIVERSIFIED PLUS PORTFOLIO
(formerly, AST Academic Strategies Asset Allocation Portfolio, prior to May 1, 2025) (continued)
SCHEDULE OF INVESTMENTS	as of March 31, 2025 (unaudited)
	Shares	Value

Common Stocks (continued)
Specialized REITs (cont’d.)
National Storage Affiliates Trust	34,935	$1,376,439
Public Storage	11,164	3,341,274
VICI Properties, Inc.	87,800	2,864,036
		42,390,418
Specialty Retail — 0.3%
Avolta AG (Switzerland)	5,543	242,809
Bath & Body Works, Inc.	3,300	100,056
CarMax, Inc.*	800	62,336
Carvana Co.*	1,600	334,528
Fast Retailing Co. Ltd. (Japan)	3,100	922,843
Home Depot, Inc. (The)	3,100	1,136,119
Industria de Diseno Textil SA (Spain)	26,329	1,310,970
JD Sports Fashion PLC (United Kingdom)	251,612	222,484
Lowe’s Cos., Inc.	8,670	2,022,104
Ross Stores, Inc.	500	63,895
TJX Cos., Inc. (The)	2,200	267,960
Ulta Beauty, Inc.*	1,000	366,540
Zalando SE (Germany), 144A*	12,995	450,736
ZOZO, Inc. (Japan)	27,000	258,601
		7,761,981
Technology Hardware, Storage & Peripherals — 0.8%
Apple, Inc.	68,659	15,251,224
Canon, Inc. (Japan)	3,000	93,549
Hewlett Packard Enterprise Co.	20,000	308,600
Logitech International SA (Switzerland)	6,280	532,137
Ricoh Co. Ltd. (Japan)	14,000	148,094
Samsung Electronics Co. Ltd. (South Korea)	21,511	852,814
Seiko Epson Corp. (Japan)	19,800	317,207
Xiaomi Corp. (China) (Class B Stock), 144A*	156,778	992,049
		18,495,674
Textiles, Apparel & Luxury Goods — 0.6%
adidas AG (Germany)	7,008	1,652,911
Amer Sports, Inc. (Finland)*	4,300	114,939
Asics Corp. (Japan)	50,100	1,062,500
Brunello Cucinelli SpA (Italy)	9,188	1,055,539
Cie Financiere Richemont SA (Switzerland) (Class A Stock)	10,430	1,820,723
Deckers Outdoor Corp.*	3,700	413,697
Hermes International SCA (France)	936	2,462,728
LVMH Moet Hennessy Louis Vuitton SE (France)	3,174	1,965,590
Moncler SpA (Italy)	13,392	824,908
On Holding AG (Switzerland) (Class A Stock)*	10,620	466,430
Pandora A/S (Denmark)	7,045	1,079,726
PVH Corp.	1,600	103,424
		13,023,115
Tobacco — 0.2%
Altria Group, Inc.	17,300	1,038,346
	Shares	Value

Common Stocks (continued)
Tobacco (cont’d.)
British American Tobacco PLC (United Kingdom)	30,262	$1,241,480
Imperial Brands PLC (United Kingdom)	42,000	1,554,079
Japan Tobacco, Inc. (Japan)	11,400	313,342
Philip Morris International, Inc.	2,300	365,079
		4,512,326
Trading Companies & Distributors — 0.3%
AddTech AB (Sweden) (Class B Stock)	4,492	131,560
AerCap Holdings NV (Ireland)	1,400	143,038
Ashtead Group PLC (United Kingdom)	5,359	289,744
Ferguson Enterprises, Inc.	2,744	435,475
ITOCHU Corp. (Japan)	23,800	1,104,866
Marubeni Corp. (Japan)	10,800	173,251
Mitsubishi Corp. (Japan)	85,700	1,513,013
Mitsui & Co. Ltd. (Japan)	21,000	395,918
MonotaRO Co. Ltd. (Japan)	13,200	246,586
Sumitomo Corp. (Japan)	11,500	262,405
Toyota Tsusho Corp. (Japan)	12,800	215,653
United Rentals, Inc.	500	313,350
W.W. Grainger, Inc.	330	325,984
WESCO International, Inc.	3,000	465,900
		6,016,743
Transportation Infrastructure — 0.0%
Aena SME SA (Spain), 144A	851	199,648
Getlink SE (France)	10,884	187,976
Transurban Group (Australia), UTS	28,162	237,200
		624,824
Water Utilities — 0.0%
American Water Works Co., Inc.	10	1,475
Essential Utilities, Inc.	13	514
Severn Trent PLC (United Kingdom)	13	425
United Utilities Group PLC (United Kingdom)	34	444
		2,858
Wireless Telecommunication Services — 0.1%
KDDI Corp. (Japan)	35,474	560,335
Rogers Communications, Inc. (Canada) (Class B Stock)	32	854
SoftBank Corp. (Japan)	325,747	454,409
SoftBank Group Corp. (Japan)	5,885	301,017
Tele2 AB (Sweden) (Class B Stock)	18,626	250,952
T-Mobile US, Inc.	3,246	865,741
Vodafone Group PLC (United Kingdom)	782,695	735,437
		3,168,745

Total Common Stocks (cost $635,568,602)		700,285,646
Preferred Stocks — 0.0%
Automobiles — 0.0%
Bayerische Motoren Werke AG (Germany) (PRFC)	972	73,326

A12

AST MULTI-ASSET DIVERSIFIED PLUS PORTFOLIO
(formerly, AST Academic Strategies Asset Allocation Portfolio, prior to May 1, 2025) (continued)
SCHEDULE OF INVESTMENTS	as of March 31, 2025 (unaudited)
	Shares	Value

Preferred Stocks (continued)
Household Products — 0.0%
Henkel AG & Co. KGaA (Germany) (PRFC)	5,742	$456,875
Life Sciences Tools & Services — 0.0%
Sartorius AG (Germany) (PRFC)	1,874	436,867

Total Preferred Stocks (cost $1,002,435)		967,068

Units
Rights* — 0.0%
Electric Utilities
Elia Group SA (Belgium), expiring 04/08/25	1	5
(cost $0)

	Shares
Unaffiliated Exchange-Traded Funds — 13.6%
Dimensional International Core Equity Market ETF	1,305,000	40,755,150
Dimensional US Equity Market ETF	738,000	44,634,240
Dimensional US Real Estate ETF	1,882,700	44,751,779
Energy Select Sector SPDR Fund(a)	25,000	2,336,250
iShares 0-3 Month Treasury Bond ETF	345,846	34,816,317
iShares Core MSCI EAFE ETF(a)	465,650	35,226,422
iShares Core S&P 500 ETF	66,770	37,518,063
iShares Gold Trust*(a)	63,900	3,767,544
iShares iBoxx High Yield Corporate Bond ETF(a)	14,545	1,147,455
iShares JP Morgan USD Emerging Markets Bond ETF(a)	23,865	2,161,930
iShares MSCI EAFE ETF(a)	96,441	7,882,123
iShares Russell 1000 Value ETF(a)	51,650	9,718,464
iShares S&P 500 Growth ETF(a)	35,200	3,267,616
Vanguard Dividend Appreciation ETF	110,946	21,522,415
Vanguard Real Estate ETF(a)	78,100	7,071,174
Vanguard Short-Term Corporate Bond ETF(a)	47,300	3,733,862
Vanguard Total Bond Market ETF(a)	135,700	9,967,165

Total Unaffiliated Exchange-Traded Funds (cost $310,339,877)		310,277,969
Unaffiliated Funds — 7.5%
AB Global Bond Fund, Inc.	4,439,560	30,632,961
AQR Diversified Arbitrage Fund, (Institutional Shares)	1,677,455	20,833,991
Calamos Market Neutral Income Fund, (R6 Shares)	1,176,900	17,771,195
JPMorgan Hedged Equity Fund, (Institutional Shares)	628,762	19,793,417
Merger Fund (The), (Institutional Shares)	1,927,692	33,368,347
PIMCO TRENDS Managed Futures Strategy Fund, (Institutional Shares)*	692,239	6,901,624
Victory Market Neutral Income Fund, (Institutional Shares)	3,891,374	33,854,956
	Shares	Value

Unaffiliated Funds (continued)
Virtus AlphaSimplex Managed Futures Strategy Fund, (Institutional Shares)	804,030	$6,512,644

Total Unaffiliated Funds (cost $168,107,767)		169,669,135

Units
Warrants* — 0.0%
Interactive Media & Services
Diamond Sports Group, LLC, expiring 06/30/26	6,037	3,685
(cost $0)

Interest Rate	Maturity Date	Principal Amount (000)#
Asset-Backed Securities — 2.6%
Collateralized Loan Obligations
Anchorage Capital CLO Ltd. (Cayman Islands),
Series 2021-17A, Class A1R, 144A, 3 Month SOFR + 1.230% (Cap N/A, Floor 1.230%)
5.552%(c)	02/15/38		1,500	1,494,750
Ares Loan Funding IX Ltd. (Cayman Islands),
Series 2025-ALF9A, Class A1, 144A, 3 Month SOFR + 1.180% (Cap N/A, Floor 1.180%)
5.468%(c)	03/31/38		1,500	1,496,680
Benefit Street Partners CLO Ltd. (Cayman Islands),
Series 2020-21A, Class A1R, 144A, 3 Month SOFR + 1.432% (Cap N/A, Floor 1.170%)
5.734%(c)	10/15/34		3,875	3,869,611
Carlyle Euro CLO DAC (Ireland),
Series 2017-01A, Class A2AR, 144A, 3 Month EURIBOR + 1.700% (Cap N/A, Floor 1.700%)
4.485%(c)	07/15/34	EUR	2,500	2,695,020
Series 2021-02A, Class A1, 144A, 3 Month EURIBOR + 0.990% (Cap N/A, Floor 0.990%)
3.775%(c)	10/15/35	EUR	2,000	2,159,348
CIFC Funding Ltd. (Cayman Islands),
Series 2014-03A, Class A1R, 144A, 3 Month SOFR + 1.180% (Cap N/A, Floor 1.180%)
5.455%(c)	03/31/38		1,500	1,499,982
Contego CLO DAC (Ireland),
Series 05A, Class AR, 144A
0.000%(cc)	10/15/37	EUR	1,500	1,622,200
CVC Cordatus Loan Fund DAC (Ireland),
Series 15A, Class AR, 144A, 3 Month EURIBOR + 0.890% (Cap N/A, Floor 0.890%)
3.411%(c)	08/26/32	EUR	1,953	2,108,022
Elmwood CLO Ltd. (Cayman Islands),
Series 2019-03A, Class A1RR, 144A, 3 Month SOFR + 1.380% (Cap N/A, Floor 1.380%)
5.673%(c)	07/18/37		3,250	3,251,761
Series 2025-03A, Class A, 144A
0.000%(cc)	03/22/38		1,000	1,000,000
Generate CLO Ltd. (Cayman Islands),
Series 02A, Class AR2, 144A, 3 Month SOFR + 1.410% (Cap N/A, Floor 1.410%)
5.700%(c)	10/22/37		2,250	2,254,017

A13

AST MULTI-ASSET DIVERSIFIED PLUS PORTFOLIO
(formerly, AST Academic Strategies Asset Allocation Portfolio, prior to May 1, 2025) (continued)
SCHEDULE OF INVESTMENTS	as of March 31, 2025 (unaudited)
Interest Rate	Maturity Date	Principal Amount (000)#		Value
Asset-Backed Securities (continued)
Collateralized Loan Obligations (cont’d.)
Invesco Euro CLO (Ireland),
Series 06A, Class B1, 144A, 3 Month EURIBOR + 1.650% (Cap N/A, Floor 1.650%)
4.435%(c)	07/15/34	EUR	1,000	$1,074,425
Madison Park Funding Ltd. (Cayman Islands),
Series 2021-59A, Class A1R, 144A, 3 Month SOFR + 1.500% (Cap N/A, Floor 1.500%)
5.793%(c)	04/18/37		1,500	1,503,002
Marble Point CLO Ltd. (Cayman Islands),
Series 2021-03A, Class A1, 144A, 3 Month SOFR + 1.502% (Cap N/A, Floor 1.240%)
5.804%(c)	10/17/34		3,750	3,750,020
Nassau Euro CLO DAC (Ireland),
Series 04A, Class A1, 144A, 3 Month EURIBOR + 1.490% (Cap N/A, Floor 1.490%)
4.234%(c)	07/20/38	EUR	2,500	2,716,443
Park Avenue Institutional Advisers CLO Ltd. (Cayman Islands),
Series 2019-02A, Class A1R, 144A, 3 Month SOFR + 1.442% (Cap N/A, Floor 1.180%)
5.744%(c)	10/15/34		2,000	1,994,783
Series 2021-02A, Class A1, 144A, 3 Month SOFR + 1.462% (Cap N/A, Floor 1.200%)
5.764%(c)	07/15/34		2,500	2,498,410
Regatta Funding Ltd. (Cayman Islands),
Series 2024-03A, Class A, 144A, 3 Month SOFR + 1.380% (Cap N/A, Floor 1.380%)
6.520%(c)	09/06/37		3,250	3,253,388
Signal Peak CLO Ltd. (United Kingdom),
Series 2022-12A, Class A1R, 144A, 3 Month SOFR + 1.400% (Cap N/A, Floor 1.400%)
5.693%(c)	07/18/37		2,750	2,752,759
Sound Point CLO Ltd. (Cayman Islands),
Series 2022-01A, Class B, 144A, 3 Month SOFR + 1.900% (Cap N/A, Floor 1.900%)
6.200%(c)	04/25/35		1,250	1,239,156
St. Pauls CLO (Netherlands),
Series 11A, Class AR, 144A, 3 Month EURIBOR + 0.850% (Cap N/A, Floor 0.850%)
3.598%(c)	01/17/32	EUR	1,957	2,109,773
TCW CLO Ltd. (Cayman Islands),
Series 2017-01A, Class A1R3, 144A, 3 Month SOFR + 1.150% (Cap N/A, Floor 0.000%)
5.471%(c)	10/29/34		1,000	999,787
Toro European CLO DAC (Ireland),
Series 02A, Class ARR, 144A, 3 Month EURIBOR + 0.990% (Cap N/A, Floor 0.990%)
3.663%(c)	07/25/34	EUR	1,250	1,350,651
Series 03A, Class ARR, 144A, 3 Month EURIBOR + 0.990% (Cap N/A, Floor 0.990%)
3.775%(c)	07/15/34	EUR	2,500	2,699,815
Trimaran CAVU Ltd.,
Series 2019-01A, Class A1R, 144A, 3 Month SOFR + 1.190% (Cap N/A, Floor 1.190%)
5.505%(c)	01/20/37		1,750	1,748,633
Interest Rate	Maturity Date	Principal Amount (000)#	Value
Asset-Backed Securities (continued)
Collateralized Loan Obligations (cont’d.)
Trinitas CLO Ltd. (Bermuda),
Series 2024-24A, Class B, 144A, 3 Month SOFR + 2.300% (Cap N/A, Floor 2.300%)
6.600%(c)	04/25/37	1,000	$1,002,238
Vibrant CLO Ltd. (Cayman Islands),
Series 2021-14A, Class A1A, 144A, 3 Month SOFR + 1.472% (Cap N/A, Floor 1.210%)
5.765%(c)	10/20/34	2,750	2,750,000
Wellfleet CLO Ltd. (Cayman Islands),
Series 2020-01A, Class A1AR, 144A, 3 Month SOFR + 1.200% (Cap N/A, Floor 1.200%)
5.502%(c)	04/15/33	2,000	1,998,039

Total Asset-Backed Securities (cost $59,679,398)			58,892,713
Corporate Bonds — 1.1%
Aerospace & Defense — 0.0%
Bombardier, Inc. (Canada),
Sr. Unsec’d. Notes, 144A
7.875%	04/15/27	298	299,234
Airlines — 0.0%
American Airlines, Inc./AAdvantage Loyalty IP Ltd.,
Sr. Sec’d. Notes, 144A
5.500%	04/20/26	3	2,488
5.750%	04/20/29	130	126,910
United Airlines, Inc.,
Sr. Sec’d. Notes, 144A
4.375%	04/15/26	225	221,224
4.625%	04/15/29	15	14,198
			364,820
Auto Manufacturers — 0.0%
Ford Motor Co.,
Sr. Unsec’d. Notes
4.750%	01/15/43	455	344,924
Auto Parts & Equipment — 0.0%
Clarios Global LP/Clarios US Finance Co.,
Sr. Sec’d. Notes, 144A
6.750%	02/15/30	25	25,180
Dana, Inc.,
Sr. Unsec’d. Notes
5.625%	06/15/28	75	73,855
Phinia, Inc.,
Sr. Sec’d. Notes, 144A
6.750%	04/15/29	60	60,800
Tenneco, Inc.,
Sr. Sec’d. Notes, 144A
8.000%	11/17/28	425	405,440
			565,275
Banks — 0.1%
Cassa Depositi e Prestiti SpA (Italy),
Sr. Unsec’d. Notes, 144A
5.750%	05/05/26	200	202,011
5.875%	04/30/29	200	206,267

A14

AST MULTI-ASSET DIVERSIFIED PLUS PORTFOLIO
(formerly, AST Academic Strategies Asset Allocation Portfolio, prior to May 1, 2025) (continued)
SCHEDULE OF INVESTMENTS	as of March 31, 2025 (unaudited)
Interest Rate	Maturity Date	Principal Amount (000)#	Value

Corporate Bonds (continued)
Banks (cont’d.)
Citigroup, Inc.,
Jr. Sub. Notes, Series W
4.000%(ff)	12/10/25(oo)	4	$3,944
Jr. Sub. Notes, Series X
3.875%(ff)	02/18/26(oo)	380	372,052
Freedom Mortgage Corp.,
Sr. Unsec’d. Notes, 144A
12.000%	10/01/28	25	26,850
Goldman Sachs Group, Inc. (The),
Jr. Sub. Notes, Series U
3.650%(ff)	08/10/26(oo)	215	208,753
			1,019,877
Building Materials — 0.0%
Griffon Corp.,
Gtd. Notes
5.750%	03/01/28	200	195,649
JELD-WEN, Inc.,
Gtd. Notes, 144A
4.875%	12/15/27	150	139,940
Quikrete Holdings, Inc.,
Sr. Sec’d. Notes, 144A
6.375%	03/01/32	120	120,638
Sr. Unsec’d. Notes, 144A
6.750%	03/01/33	55	54,812
Standard Industries, Inc.,
Sr. Unsec’d. Notes, 144A
4.375%	07/15/30	175	161,420
			672,459
Chemicals — 0.0%
Ashland, Inc.,
Sr. Unsec’d. Notes, 144A
3.375%	09/01/31	175	150,521
Commercial Services — 0.1%
Allied Universal Holdco LLC,
Sr. Sec’d. Notes, 144A
7.875%	02/15/31	150	152,029
AMN Healthcare, Inc.,
Gtd. Notes, 144A
4.625%	10/01/27	350	336,357
DCLI Bidco LLC,
Second Mortgage, 144A
7.750%	11/15/29	60	61,725
United Rentals North America, Inc.,
Gtd. Notes
3.875%	02/15/31	10	9,073
4.875%	01/15/28	186	183,072
Valvoline, Inc.,
Sr. Unsec’d. Notes, 144A
3.625%	06/15/31(a)	111	96,429
Williams Scotsman, Inc.,
Sr. Sec’d. Notes, 144A
6.625%	06/15/29	150	151,726
			990,411
Interest Rate	Maturity Date	Principal Amount (000)#	Value

Corporate Bonds (continued)
Computers — 0.0%
NCR Atleos Corp.,
Sr. Sec’d. Notes, 144A
9.500%	04/01/29	79	$85,646
Distribution/Wholesale — 0.0%
H&E Equipment Services, Inc.,
Gtd. Notes, 144A
3.875%	12/15/28	375	374,055
Diversified Financial Services — 0.1%
Freedom Mortgage Holdings LLC,
Sr. Unsec’d. Notes, 144A
8.375%	04/01/32	60	58,610
Nationstar Mortgage Holdings, Inc.,
Gtd. Notes, 144A
5.750%	11/15/31	300	299,578
OneMain Finance Corp.,
Gtd. Notes
7.125%	03/15/26	200	202,941
PennyMac Financial Services, Inc.,
Gtd. Notes, 144A
4.250%	02/15/29	200	187,222
7.875%	12/15/29	100	104,276
			852,627
Electric — 0.1%
Calpine Corp.,
Sr. Sec’d. Notes, 144A
4.500%	02/15/28	5	4,848
Sr. Unsec’d. Notes, 144A
5.000%	02/01/31	10	9,549
5.125%	03/15/28	475	467,420
NRG Energy, Inc.,
Jr. Sub. Notes, 144A
10.250%(ff)	03/15/28(oo)	50	55,129
Vistra Corp.,
Jr. Sub. Notes, 144A
7.000%(ff)	12/15/26(oo)	400	404,841
8.000%(ff)	10/15/26(oo)	300	308,188
Jr. Sub. Notes, Series C, 144A
8.875%(ff)	01/15/29(oo)	250	267,403
			1,517,378
Electrical Components & Equipment — 0.0%
WESCO Distribution, Inc.,
Gtd. Notes, 144A
6.375%	03/15/29	65	65,812
7.250%	06/15/28	175	177,248
			243,060
Entertainment — 0.0%
Caesars Entertainment, Inc.,
Gtd. Notes, 144A
4.625%	10/15/29(a)	275	252,643
Sr. Sec’d. Notes, 144A
6.500%	02/15/32	75	74,806

A15

AST MULTI-ASSET DIVERSIFIED PLUS PORTFOLIO
(formerly, AST Academic Strategies Asset Allocation Portfolio, prior to May 1, 2025) (continued)
SCHEDULE OF INVESTMENTS	as of March 31, 2025 (unaudited)
Interest Rate	Maturity Date	Principal Amount (000)#		Value

Corporate Bonds (continued)
Entertainment (cont’d.)
Penn Entertainment, Inc.,
Sr. Unsec’d. Notes, 144A
5.625%	01/15/27		150	$148,007
Wynn Resorts Finance LLC/Wynn Resorts Capital Corp.,
Gtd. Notes, 144A
5.125%	10/01/29		5	4,799
6.250%	03/15/33		45	43,883
7.125%	02/15/31		30	30,982
				555,120
Environmental Control — 0.0%
GFL Environmental, Inc.,
Sr. Sec’d. Notes, 144A
6.750%	01/15/31		50	51,500
Foods — 0.1%
Albertson’s Cos., Inc./Safeway, Inc./New Albertson’s LP/Albertson’s LLC,
Gtd. Notes, 144A
3.500%	03/15/29		60	55,288
Bellis Acquisition Co. PLC (United Kingdom),
Sr. Sec’d. Notes, 144A
8.125%	05/14/30	GBP	460	548,962
Bellis Finco PLC (United Kingdom),
Gtd. Notes
4.000%	02/16/27	GBP	500	606,225
Lamb Weston Holdings, Inc.,
Gtd. Notes, 144A
4.125%	01/31/30(a)		25	23,295
4.375%	01/31/32		300	273,827
Post Holdings, Inc.,
Sr. Unsec’d. Notes, 144A
4.500%	09/15/31		150	135,882
				1,643,479
Gas — 0.0%
AmeriGas Partners LP/AmeriGas Finance Corp.,
Sr. Unsec’d. Notes
5.875%	08/20/26		150	148,848
Healthcare-Products — 0.0%
Medline Borrower LP,
Sr. Sec’d. Notes, 144A
3.875%	04/01/29		200	186,893
Healthcare-Services — 0.0%
DaVita, Inc.,
Gtd. Notes, 144A
3.750%	02/15/31		400	347,713
4.625%	06/01/30		10	9,217
Select Medical Corp.,
Gtd. Notes, 144A
6.250%	12/01/32		90	87,759
Tenet Healthcare Corp.,
Sr. Sec’d. Notes
6.750%	05/15/31		275	279,061
				723,750
Interest Rate	Maturity Date	Principal Amount (000)#	Value

Corporate Bonds (continued)
Holding Companies-Diversified — 0.0%
Clue Opco LLC,
Sr. Sec’d. Notes, 144A
9.500%	10/15/31(a)	675	$675,441
Home Builders — 0.0%
Ashton Woods USA LLC/Ashton Woods Finance Co.,
Sr. Unsec’d. Notes, 144A
4.625%	04/01/30	175	158,087
6.625%	01/15/28	4	3,972
Beazer Homes USA, Inc.,
Gtd. Notes
7.250%	10/15/29	4	3,929
Brookfield Residential Properties, Inc./Brookfield Residential US LLC (Canada),
Gtd. Notes, 144A
6.250%	09/15/27	400	393,180
Century Communities, Inc.,
Gtd. Notes
6.750%	06/01/27	5	5,006
M/I Homes, Inc.,
Gtd. Notes
4.950%	02/01/28	125	121,287
			685,461
Housewares — 0.0%
Newell Brands, Inc.,
Sr. Unsec’d. Notes
6.375%	05/15/30	50	48,734
6.625%	05/15/32(a)	20	19,479
Scotts Miracle-Gro Co. (The),
Gtd. Notes
4.375%	02/01/32	175	153,599
			221,812
Internet — 0.0%
Gen Digital, Inc.,
Gtd. Notes, 144A
6.250%	04/01/33	40	39,875
Iron/Steel — 0.0%
Cleveland-Cliffs, Inc.,
Gtd. Notes, 144A
6.875%	11/01/29	75	73,447
7.375%	05/01/33	55	52,760
			126,207
Leisure Time — 0.0%
Carnival Corp.,
Gtd. Notes, 144A
6.125%	02/15/33	5	4,913
NCL Corp. Ltd.,
Gtd. Notes, 144A
5.875%	03/15/26	30	29,925
Sr. Unsec’d. Notes, 144A
6.750%	02/01/32	70	68,950
7.750%	02/15/29	100	104,000

A16

AST MULTI-ASSET DIVERSIFIED PLUS PORTFOLIO
(formerly, AST Academic Strategies Asset Allocation Portfolio, prior to May 1, 2025) (continued)
SCHEDULE OF INVESTMENTS	as of March 31, 2025 (unaudited)
Interest Rate	Maturity Date	Principal Amount (000)#		Value

Corporate Bonds (continued)
Leisure Time (cont’d.)
Viking Cruises Ltd.,
Gtd. Notes, 144A
5.875%	09/15/27		150	$149,250
VOC Escrow Ltd.,
Sr. Sec’d. Notes, 144A
5.000%	02/15/28		150	145,747
				502,785
Lodging — 0.1%
Boyd Gaming Corp.,
Gtd. Notes, 144A
4.750%	06/15/31		195	179,876
MGM Resorts International,
Gtd. Notes
6.125%	09/15/29		135	133,667
6.500%	04/15/32		340	333,541
Wynn Macau Ltd. (Macau),
Sr. Unsec’d. Notes, 144A
5.500%	01/15/26		200	198,770
				845,854
Machinery-Diversified — 0.0%
Maxim Crane Works Holdings Capital LLC,
Sec’d. Notes, 144A
11.500%	09/01/28		100	100,509
Media — 0.1%
CCO Holdings LLC/CCO Holdings Capital Corp.,
Sr. Unsec’d. Notes
4.500%	05/01/32		10	8,694
Sr. Unsec’d. Notes, 144A
5.000%	02/01/28		5	4,851
5.125%	05/01/27		21	20,679
DISH DBS Corp.,
Gtd. Notes
5.125%	06/01/29		5	3,251
7.375%	07/01/28		50	35,560
7.750%	07/01/26		400	345,516
DISH Network Corp.,
Sr. Sec’d. Notes, 144A
11.750%	11/15/27		275	289,748
Virgin Media Secured Finance PLC (United Kingdom),
Sr. Sec’d. Notes
4.250%	01/15/30	GBP	100	111,696
5.250%	05/15/29	GBP	166	198,616
				1,018,611
Mining — 0.0%
Hecla Mining Co.,
Gtd. Notes
7.250%	02/15/28		75	75,669
New Gold, Inc. (Canada),
Sr. Unsec’d. Notes, 144A
6.875%	04/01/32		30	30,300
Interest Rate	Maturity Date	Principal Amount (000)#	Value

Corporate Bonds (continued)
Mining (cont’d.)
Novelis Corp.,
Gtd. Notes, 144A
3.250%	11/15/26	150	$145,194
			251,163
Oil & Gas — 0.1%
Ascent Resources Utica Holdings LLC/ARU Finance Corp.,
Sr. Unsec’d. Notes, 144A
8.250%	12/31/28	325	331,176
Civitas Resources, Inc.,
Gtd. Notes, 144A
8.375%	07/01/28	50	51,652
8.625%	11/01/30	25	25,793
Crescent Energy Finance LLC,
Gtd. Notes, 144A
7.625%	04/01/32	80	79,174
Expand Energy Corp.,
Gtd. Notes
5.375%	02/01/29	200	199,283
Gtd. Notes, 144A
5.875%	02/01/29	125	125,049
Hilcorp Energy I LP/Hilcorp Finance Co.,
Sr. Unsec’d. Notes, 144A
6.250%	04/15/32	275	257,300
Parkland Corp. (Canada),
Sr. Unsec’d. Notes, 144A
6.625%	08/15/32	70	69,919
Transocean, Inc.,
Gtd. Notes, 144A
8.250%	05/15/29	55	53,694
			1,193,040
Packaging & Containers — 0.0%
Ball Corp.,
Gtd. Notes
6.000%	06/15/29	150	152,002
Clydesdale Acquisition Holdings, Inc.,
Gtd. Notes, 144A
8.750%	04/15/30	125	126,822
Sr. Sec’d. Notes, 144A
6.750%	04/15/32	75	75,491
Pactiv Evergreen Group Issuer, Inc./Pactiv Evergreen Group Issuer LLC,
Sr. Sec’d. Notes, 144A
4.000%	10/15/27	225	227,250
			581,565
Pharmaceuticals — 0.0%
AdaptHealth LLC,
Gtd. Notes, 144A
6.125%	08/01/28	100	98,041
Bausch Health Cos., Inc.,
Gtd. Notes, 144A
5.000%	01/30/28	5	3,644
5.000%	02/15/29	15	9,607
5.250%	01/30/30	60	35,550
5.250%	02/15/31	50	28,452

A17

AST MULTI-ASSET DIVERSIFIED PLUS PORTFOLIO
(formerly, AST Academic Strategies Asset Allocation Portfolio, prior to May 1, 2025) (continued)
SCHEDULE OF INVESTMENTS	as of March 31, 2025 (unaudited)
Interest Rate	Maturity Date	Principal Amount (000)#	Value

Corporate Bonds (continued)
Pharmaceuticals (cont’d.)
6.250%	02/15/29	415	$277,656
7.000%	01/15/28	50	38,750
Sr. Sec’d. Notes, 144A
4.875%	06/01/28	50	40,187
Organon & Co./Organon Foreign Debt Co-Issuer BV,
Sr. Unsec’d. Notes, 144A
5.125%	04/30/31(a)	200	174,544
			706,431
Pipelines — 0.1%
Antero Midstream Partners LP/Antero Midstream Finance Corp.,
Gtd. Notes, 144A
5.375%	06/15/29	200	195,664
6.625%	02/01/32	50	50,852
Energy Transfer LP,
Jr. Sub. Notes, Series G
7.125%(ff)	05/15/30(oo)	350	353,990
Rockies Express Pipeline LLC,
Sr. Unsec’d. Notes, 144A
6.750%	03/15/33	55	56,053
6.875%	04/15/40	225	220,013
Tallgrass Energy Partners LP/Tallgrass Energy Finance Corp.,
Gtd. Notes, 144A
6.000%	03/01/27	170	169,000
Venture Global LNG, Inc.,
Jr. Sub. Notes, 144A
9.000%(ff)	09/30/29(oo)	425	402,248
Western Midstream Operating LP,
Sr. Unsec’d. Notes
4.050%	02/01/30	35	33,408
			1,481,228
Real Estate — 0.0%
Howard Hughes Corp. (The),
Gtd. Notes, 144A
5.375%	08/01/28	550	532,244
Hunt Cos., Inc.,
Sr. Sec’d. Notes, 144A
5.250%	04/15/29	225	215,219
			747,463
Real Estate Investment Trusts (REITs) — 0.0%
Diversified Healthcare Trust,
Gtd. Notes
9.750%	06/15/25	75	74,837
MPT Operating Partnership LP/MPT Finance Corp.,
Sr. Sec’d. Notes, 144A
8.500%	02/15/32	25	25,476
RHP Hotel Properties LP/RHP Finance Corp.,
Gtd. Notes, 144A
6.500%	04/01/32	150	149,781
SBA Communications Corp.,
Sr. Unsec’d. Notes
3.125%	02/01/29	150	136,812
Interest Rate	Maturity Date	Principal Amount (000)#		Value

Corporate Bonds (continued)
Real Estate Investment Trusts (REITs) (cont’d.)
Uniti Group LP/Uniti Group Finance 2019, Inc./CSL Capital LLC,
Sr. Sec’d. Notes, 144A
10.500%	02/15/28		430	$457,044
				843,950
Retail — 0.1%
1011778 BC ULC/New Red Finance, Inc. (Canada),
Sr. Sec’d. Notes, 144A
3.875%	01/15/28		5	4,771
Carvana Co.,
Sr. Sec’d. Notes, 144A, Cash coupon 9.000% or PIK 12.000%
9.000%	12/01/28		86	88,629
Sr. Sec’d. Notes, 144A, Cash coupon 11.000% or PIK 13.000%
9.000%	06/01/30		375	396,875
Sr. Sec’d. Notes, 144A, PIK 14.000%
9.000%	06/01/31		107	118,746
eG Global Finance PLC (United Kingdom),
Sr. Sec’d. Notes, 144A
11.000%	11/30/28	EUR	400	476,494
12.000%	11/30/28		200	221,048
Fertitta Entertainment LLC/Fertitta Entertainment Finance Co., Inc.,
Sr. Sec’d. Notes, 144A
4.625%	01/15/29		275	253,460
Lithia Motors, Inc.,
Sr. Unsec’d. Notes, 144A
3.875%	06/01/29		175	160,559
Sally Holdings LLC/Sally Capital, Inc.,
Gtd. Notes
6.750%	03/01/32(a)		75	75,075
Suburban Propane Partners LP/Suburban Energy Finance Corp.,
Sr. Unsec’d. Notes
5.875%	03/01/27		175	174,036
				1,969,693
Telecommunications — 0.1%
Frontier Communications Holdings LLC,
Sr. Sec’d. Notes, 144A
5.000%	05/01/28		350	345,753
Level 3 Financing, Inc.,
Sec’d. Notes, 144A
10.000%	10/15/32		175	174,714
Sr. Sec’d. Notes, 144A
10.750%	12/15/30		275	303,966
11.000%	11/15/29		400	446,302
Sprint Capital Corp.,
Gtd. Notes
8.750%	03/15/32		4	4,811
T-Mobile USA, Inc.,
Gtd. Notes
2.250%	02/15/26		4	3,919
2.875%	02/15/31		5	4,478
Vmed O2 UK Financing I PLC (United Kingdom),
Sr. Sec’d. Notes
4.000%	01/31/29	GBP	100	115,844

A18

AST MULTI-ASSET DIVERSIFIED PLUS PORTFOLIO
(formerly, AST Academic Strategies Asset Allocation Portfolio, prior to May 1, 2025) (continued)
SCHEDULE OF INVESTMENTS	as of March 31, 2025 (unaudited)
Interest Rate	Maturity Date	Principal Amount (000)#		Value

Corporate Bonds (continued)
Telecommunications (cont’d.)
Windstream Services LLC/Windstream Escrow Finance Corp.,
Sr. Sec’d. Notes, 144A
8.250%	10/01/31		45	$45,850
				1,445,637
Transportation — 0.0%
Star Leasing Co. LLC,
Sec’d. Notes, 144A
7.625%	02/15/30		85	81,752

Total Corporate Bonds (cost $24,697,005)				24,308,354
Floating Rate and Other Loans — 0.0%
Auto Parts & Equipment — 0.0%
Clarios Global LP,
Amendment No. 6 Dollar Term Loan, 1 Month SOFR + 2.750%
7.075%(c)	01/28/32		75	73,922
Tenneco, Inc.,
Term A Loan, 3 Month SOFR + 4.850%
9.172%(c)	11/17/28		98	95,103
Term B Loan, 3 Month SOFR + 5.100%
9.422%(c)	11/17/28		75	72,703
				241,728
Computers — 0.0%
McAfee Corp.,
Refinancing Tranche B-1, 1 Month SOFR + 3.000%
7.323%(c)	03/01/29		391	371,160
Internet — 0.0%
Diamond Sports Net LLC,
First Lien Exit Term Loan
15.000%	01/02/28		21	18,516
Pharmaceuticals — 0.0%
Bausch Health Cos., Inc.,
Second Amendment Term Loan, 1 Month SOFR + 5.350%
9.675%(c)	02/01/27		24	23,810

Total Floating Rate and Other Loans (cost $664,280)				655,214
Sovereign Bond — 0.1%
Republic of South Africa Government Bond (South Africa),
Sr. Unsec’d. Notes, Series 2035
8.875%	02/28/35	ZAR	29,459	1,437,181
(cost $1,284,149)
U.S. Treasury Obligations — 9.5%
U.S. Treasury Bonds
1.625%	11/15/50(h)(k)		8,425	4,585,043
3.000%	11/15/44		1,650	1,299,633
4.125%	08/15/44(h)		4,550	4,263,492
U.S. Treasury Inflation Indexed Bonds, TIPS
0.125%	07/15/26		8,840	8,797,146
0.125%	04/15/27		579	568,409
0.125%	01/15/30		25,966	24,425,237
0.125%	01/15/31		6,858	6,332,634
0.125%	01/15/32		269	243,671
Interest Rate	Maturity Date	Principal Amount (000)#	Value

U.S. Treasury Obligations(continued)
0.125%	02/15/51	2,410	$1,384,703
0.125%	02/15/52	422	238,988
0.250%	07/15/29	168	160,577
0.250%	02/15/50	3,929	2,396,395
0.375%	01/15/27	6,602	6,531,866
0.375%	07/15/27	52	51,341
0.500%	01/15/28	27,209	26,716,525
0.625%	02/15/43	7,109	5,464,410
0.750%	02/15/42	3,184	2,555,024
0.750%	02/15/45	2,428	1,842,153
0.875%	01/15/29	4,850	4,772,073
1.000%	02/15/46	1,381	1,088,662
1.000%	02/15/48	1,771	1,360,443
1.000%	02/15/49	606	460,677
1.125%	01/15/33	736	704,721
1.250%	04/15/28	3,453	3,452,466
1.375%	07/15/33	6,935	6,763,579
1.375%	02/15/44	3,374	2,934,987
1.500%	02/15/53	6,743	5,608,640
1.750%	01/15/28	8,226	8,358,644
1.750%	01/15/34	13,827	13,800,421
1.875%	07/15/34	4,348	4,387,960
2.125%	04/15/29	4,735	4,875,214
2.125%	01/15/35	5,234	5,372,130
2.125%	02/15/54	502	481,404
2.375%	01/15/27	10,869	11,143,432
2.375%	02/15/55	1,158	1,171,250
2.500%	01/15/29	947	988,564
3.375%	04/15/32	19,438	21,723,407
U.S. Treasury Notes
0.750%	01/31/28	15,500	14,204,297
U.S. Treasury Strips Coupon
2.216%(s)	02/15/42(h)	4,560	2,043,121
3.487%(s)	11/15/40	1,655	794,091
4.500%(s)	05/15/46	165	59,727
4.715%(s)	11/15/41	90	40,867
4.762%(s)	05/15/43	1,975	829,151
4.928%(s)	11/15/45	45	16,692
4.958%(s)	11/15/43	265	108,466

Total U.S. Treasury Obligations (cost $218,630,534)			215,402,333

Total Long-Term Investments (cost $1,661,064,042)			1,737,935,969

	Shares
Short-Term Investments — 25.8%
Affiliated Mutual Funds — 13.6%
PGIM Core Ultra Short Bond Fund(wa)	247,989,056	247,989,056
PGIM Institutional Money Market Fund (7-day effective yield 4.548%) (cost $61,671,794; includes $61,437,148 of cash collateral for securities on loan)(b)(wa)	61,708,941	61,671,915

Total Affiliated Mutual Funds (cost $309,660,850)		309,660,971

A19

AST MULTI-ASSET DIVERSIFIED PLUS PORTFOLIO
(formerly, AST Academic Strategies Asset Allocation Portfolio, prior to May 1, 2025) (continued)
SCHEDULE OF INVESTMENTS	as of March 31, 2025 (unaudited)
Interest Rate	Maturity Date	Principal Amount (000)#	Value
U.S. Treasury Obligations(n) — 6.4%
U.S. Treasury Bills
4.268%	05/08/25	6,000	$5,973,884
4.231%	05/15/25	370	368,085
4.269%	06/17/25(k)	80,750	80,029,871
4.230%	07/08/25	53,750	53,137,653
4.624%	07/10/25(k)	7,000	6,918,625

Total U.S. Treasury Obligations (cost $146,417,564)			146,428,118

	Shares
Unaffiliated Funds — 5.6%
BlackRock Liquidity FedFund (7-day effective yield 4.230%) (Institutional Shares)	35,597,207	35,597,207
Goldman Sachs Financial Square Government Fund (7-day effective yield 4.253%) (Institutional Shares)	35,597,208	35,597,208
Morgan Stanley Institutional Liquidity Funds - Treasury Portfolio (7-day effective yield 4.200%) (Institutional Shares)	55,594,201	55,594,201

Total Unaffiliated Funds (cost $126,788,616)		126,788,616
Options Purchased*~ — 0.2%
(cost $7,279,191)		5,895,656

Total Short-Term Investments (cost $590,146,221)		588,773,361

TOTAL INVESTMENTS, BEFORE OPTIONS WRITTEN—102.1% (cost $2,251,210,263)		2,326,709,330

Options Written*~ — (0.0)%
(premiums received $123,270)	(135,470)

TOTAL INVESTMENTS, NET OF OPTIONS WRITTEN—102.1% (cost $2,251,086,993)	2,326,573,860

Liabilities in excess of other assets(z) — (2.1)%	(47,225,203)

Net Assets — 100.0%	$2,279,348,657

Below is a list of the abbreviation(s) used in the quarterly schedule of portfolio holdings:
AUD	Australian Dollar
BRL	Brazilian Real
CAD	Canadian Dollar
CHF	Swiss Franc
CLP	Chilean Peso
CNH	Chinese Renminbi
CNY	China Yuan
COP	Colombian Peso
CZK	Czech Koruna
DKK	Danish Krone
EUR	Euro
GBP	British Pound
HKD	Hong Kong Dollar
HUF	Hungarian Forint
IDR	Indonesian Rupiah
ILS	Israeli Shekel
INR	Indian Rupee
JPY	Japanese Yen
KRW	South Korean Won
MXN	Mexican Peso
MYR	Malaysian Ringgit
NOK	Norwegian Krone
NZD	New Zealand Dollar
PEN	Peruvian Nuevo Sol
PHP	Philippine Peso
PLN	Polish Zloty
SEK	Swedish Krona
SGD	Singapore Dollar
THB	Thai Baht
TRY	Turkish Lira
TWD	New Taiwanese Dollar
ZAR	South African Rand

144A	Security was purchased pursuant to Rule 144A under the Securities Act of 1933 and, pursuant to the requirements of Rule 144A, may not be resold except to qualified institutional buyers.
A	Annual payment frequency for swaps
ADR	American Depositary Receipt
ASX	Australian Securities Exchange
BARC	Barclays Bank PLC
BBR	New Zealand Bank Bill Rate
BNP	BNP Paribas S.A.
BNY	Bank of New York Mellon
BOA	Bank of America, N.A.
BROIS	Brazil Overnight Index Swap
CDX	Credit Derivative Index
CITI	Citibank, N.A.
CLO	Collateralized Loan Obligation
COP	Certificates of Participation
CVA	Certificate Van Aandelen (Bearer)
DAC	Designated Activity Company
DB	Deutsche Bank AG
EAFE	Europe, Australasia, Far East
EM	Emerging Markets
ETF	Exchange-Traded Fund
EURIBOR	Euro Interbank Offered Rate
EuroSTR	Euro Short-Term Rate
FTSE	Financial Times Stock Exchange
GSI	Goldman Sachs International
HSBC	HSBC Bank PLC
iBoxx	Bond Market Indices
JPM	JPMorgan Chase Bank N.A.
KOSPI	Korean Composite Stock Price Index
LME	London Metal Exchange
LP	Limited Partnership
ML	Merrill Lynch International
MSC	Morgan Stanley & Co. LLC
MSCI	Morgan Stanley Capital International
MSCS	Morgan Stanley Capital Services LLC
MSI	Morgan Stanley & Co International PLC
N/A	Not Applicable
A20

AST MULTI-ASSET DIVERSIFIED PLUS PORTFOLIO
(formerly, AST Academic Strategies Asset Allocation Portfolio, prior to May 1, 2025) (continued)
SCHEDULE OF INVESTMENTS	as of March 31, 2025 (unaudited)
NASDAQ	National Association of Securities Dealers Automated Quotations
OTC	Over-the-counter
PIK	Payment-in-Kind
PJSC	Public Joint-Stock Company
PRFC	Preference Shares
PRI	Primary Rate Interface
Q	Quarterly payment frequency for swaps
RBOB	Reformulated Gasoline Blendstock for Oxygen Blending
REITs	Real Estate Investment Trust
S&P	Standard & Poor’s
SCB	Standard Chartered Bank
SOFR	Secured Overnight Financing Rate
SONIA	Sterling Overnight Index Average
SPDR	Standard & Poor’s Depositary Receipts
SPI	Share Price Index
SSB	State Street Bank & Trust Company
STOXX	Stock Index of the Eurozone
STRIPs	Separate Trading of Registered Interest and Principal of Securities
T	Swap payment upon termination
TD	The Toronto-Dominion Bank
THOR	Thai Overnight Repurchase Rate
TIPS	Treasury Inflation-Protected Securities
TONAR	Tokyo Overnight Average Rate
TOPIX	Tokyo Stock Price Index
UAG	UBS AG
ULSD	Ultra-Low Sulfur Diesel
USOIS	United States Overnight Index Swap
UTS	Unit Trust Security
WBC	Westpac Banking Corp.
WTI	West Texas Intermediate

*	Non-income producing security.
#	Principal or notional amount is shown in U.S. dollars unless otherwise stated.
~	See tables subsequent to the Schedule of Investments for options detail. Excludes centrally cleared swaptions. Options with maturity dates greater than one year from date of acquisition would be considered long-term investments.
^	Indicates a Level 3 instrument. The aggregate value of Level 3 instruments is $0 and 0.0% of net assets.
(a)	All or a portion of security is on loan. The aggregate market value of such securities, including those sold and pending settlement, is $60,426,621; cash collateral of $61,437,148 (included in liabilities) was received with which the Portfolio purchased highly liquid short-term investments. In the event of significant appreciation in value of securities on loan on the last business day of the reporting period, the Portfolio may reflect a collateral value that is less than the market value of the loaned securities and such shortfall is remedied the following business day.
(b)	Represents security, or portion thereof, purchased with cash collateral received for securities on loan and includes dividend reinvestment.
(c)	Variable rate instrument. The interest rate shown reflects the rate in effect at March 31, 2025.
(cc)	Variable rate instrument. The rate shown is based on the latest available information as of March 31, 2025. Certain variable rate securities are not based on a published reference rate and spread but are determined by the issuer or agent and are based on current market conditions. These securities do not indicate a reference rate and spread in their description.
(ff)	Variable rate security. Security may be issued at a fixed coupon rate, which converts to a variable rate at a specified date. Rate shown is the rate in effect as of period end.
(h)	Represents security, or a portion thereof, segregated as collateral for OTC derivatives.
(k)	Represents security, or a portion thereof, segregated as collateral for centrally cleared/exchange-traded derivatives.
(n)	Rate shown reflects yield to maturity at purchased date.
(oo)	Perpetual security. Maturity date represents next call date.
(s)	Represents zero coupon bond or principal only security. Rate represents yield to maturity at purchase date.
(wa)	Represents investments in Funds affiliated with the Manager.
(z)	Includes net unrealized appreciation/(depreciation) and/or market value of the below holdings which are excluded from the Schedule of Investments:

Options Purchased:
Exchange Traded
Description	Call/ Put	Expiration Date	Strike	Contracts		Notional Amount (000)#	Value
S&P 500 Index (FLEX)	Call	06/11/29	$5,450.00		20		2	$2,598,976
S&P 500 Index (FLEX)	Call	01/31/30	$6,100.00		30		3	3,252,264
Total Exchange Traded (cost $7,245,759)								$5,851,240

OTC Traded
Description	Call/ Put	Counterparty	Expiration Date	Strike	Contracts		Notional Amount (000)#	Value
Currency Option EUR vs CZK	Call	CITI	04/15/25	27.00		—	EUR	179	$—
Currency Option EUR vs PLN	Call	CITI	04/15/25	4.60		—	EUR	179	3
Currency Option EUR vs TRY	Call	GSI	04/04/25	50.00		—	EUR	182	8
Currency Option EUR vs TRY	Call	GSI	04/04/25	50.00		—	EUR	182	8
Currency Option EUR vs USD	Call	JPM	05/05/25	1.12		—	EUR	729	1,363
Currency Option USD vs BRL	Call	JPM	04/09/25	6.80		—		91	1
Currency Option USD vs BRL	Call	MSI	04/10/25	7.00		—		181	1
Currency Option USD vs BRL	Call	MSI	04/23/25	7.00		—		179	8
A21

AST MULTI-ASSET DIVERSIFIED PLUS PORTFOLIO
(formerly, AST Academic Strategies Asset Allocation Portfolio, prior to May 1, 2025) (continued)
SCHEDULE OF INVESTMENTS	as of March 31, 2025 (unaudited)
Options Purchased (continued):
OTC Traded
Description	Call/ Put	Counterparty	Expiration Date	Strike	Contracts		Notional Amount (000)#	Value
Currency Option USD vs CNH	Call	MSI	06/26/25	7.35		—		1,064	$3,844
Currency Option USD vs COP	Call	HSBC	04/10/25	4,800.00		—		181	3
Currency Option USD vs COP	Call	HSBC	04/10/25	4,850.00		—		181	2
Currency Option USD vs COP	Call	MSI	04/15/25	4,900.00		—		178	4
Currency Option USD vs IDR	Call	JPM	04/22/25	18,400.00		—		179	5
Currency Option USD vs INR	Call	JPM	01/08/26	91.00		—		760	3,065
Currency Option USD vs KRW	Call	HSBC	04/08/25	1,600.00		—		181	—
Currency Option USD vs KRW	Call	HSBC	04/17/25	1,600.00		—		178	4
Currency Option USD vs MXN	Call	CITI	04/03/25	26.30		—		183	—
Currency Option USD vs MXN	Call	CITI	04/08/25	25.00		—		181	1
Currency Option USD vs MXN	Call	CITI	04/10/25	23.50		—		180	9
Currency Option USD vs MXN	Call	MSI	04/15/25	24.00		—		178	11
Currency Option USD vs MXN	Call	MSI	04/29/25	24.00		—		89	19
Currency Option USD vs TRY	Call	JPM	04/18/25	75.00		—		178	108
Currency Option USD vs TRY	Call	GSI	04/25/25	75.00		—		124	91
Currency Option USD vs BRL	Put	CITI	04/01/25	5.15		—		179	—
Currency Option USD vs BRL	Put	MSI	04/01/25	5.15		—		268	—
Currency Option USD vs BRL	Put	MSI	04/01/25	5.15		—		109	—
Currency Option USD vs BRL	Put	MSC	04/01/25	6.00		—		179	8,980
Currency Option USD vs BRL	Put	HSBC	04/22/25	5.00		—		178	1
Currency Option USD vs BRL	Put	JPM	04/24/25	5.00		—		178	1
Currency Option USD vs BRL	Put	MSC	04/29/25	5.00		—		551	7
Currency Option USD vs CNH	Put	JPM	05/08/25	6.10		—		408	—
Currency Option USD vs CNH	Put	MSI	06/26/25	6.50		—		1,064	19
Currency Option USD vs COP	Put	MSI	04/10/25	3,500.00		—		192	—
Currency Option USD vs IDR	Put	JPM	04/22/25	16,200.00		—		179	125
Currency Option USD vs INR	Put	JPM	01/08/26	75.00		—		1,199	80
Currency Option USD vs INR	Put	JPM	01/08/26	75.00		—		331	22
Currency Option USD vs ZAR	Put	JPM	04/24/25	16.50		—		178	2
Currency Option USD vs ZAR	Put	JPM	04/28/25	16.30		—		177	1
Total OTC Traded (cost $22,750)									$17,796

OTC Swaptions
Description	Call/ Put	Counterparty	Expiration Date	Strike	Receive	Pay	Notional Amount (000)#	Value
3-Year Interest Rate Swap, 04/29/28	Call	CITI	04/25/25	3.36%	3.36%(A)	1 Day SOFR(A)/ 4.410%	990		$771
5-Year Interest Rate Swap, 06/27/30	Call	CITI	06/25/25	3.40%	3.40%(A)	1 Day SOFR(A)/ 4.410%	610		3,254
7-Year Interest Rate Swap, 05/29/32	Call	JPM	05/27/25	3.56%	3.56%(A)	1 Day SOFR(A)/ 4.410%	395		2,584
10-Year Interest Rate Swap, 09/29/35	Call	DB	09/25/25	3.53%	3.53%(A)	1 Day SOFR(A)/ 4.410%	300		4,246
3-Year Interest Rate Swap, 04/29/28	Put	CITI	04/25/25	4.11%	1 Day SOFR(A)/ 4.410%	4.11%(A)	990		119
5-Year Interest Rate Swap, 08/25/30	Put	JPM	08/21/25	4.21%	1 Day SOFR(A)/ 4.410%	4.21%(A)	795		2,713
A22

AST MULTI-ASSET DIVERSIFIED PLUS PORTFOLIO
(formerly, AST Academic Strategies Asset Allocation Portfolio, prior to May 1, 2025) (continued)
SCHEDULE OF INVESTMENTS	as of March 31, 2025 (unaudited)
Options Purchased (continued):
OTC Swaptions
Description	Call/ Put	Counterparty	Expiration Date	Strike	Receive	Pay	Notional Amount (000)#	Value
7-Year Interest Rate Swap, 05/14/32	Put	JPM	05/12/25	4.30%	1 Day SOFR(A)/ 4.410%	4.30%(A)	1,245		$650
10-Year Interest Rate Swap, 05/23/35	Put	CITI	05/21/25	4.10%	1 Day SOFR(A)/ 4.410%	4.10%(A)	720		2,615
10-Year Interest Rate Swap, 05/23/35	Put	CITI	05/21/25	4.50%	1 Day SOFR(A)/ 4.410%	4.50%(A)	720		356
CDX.NA.IG.43.V1, 12/20/29	Put	JPM	04/16/25	0.55%	CDX.NA.IG.43.V1(Q)	1.00%(Q)	3,250		4,656
CDX.NA.IG.43.V1, 12/20/29	Put	MSI	04/16/25	0.55%	CDX.NA.IG.43.V1(Q)	1.00%(Q)	3,250		4,656
Total OTC Swaptions (cost $10,682)									$26,620
Total Options Purchased (cost $7,279,191)									$5,895,656
Options Written:
Exchange Traded
Description	Call/ Put	Expiration Date	Strike	Contracts		Notional Amount (000)#	Value
3 Month SOFR	Call	12/12/25	$96.25		5		13	$(4,625)
3 Month SOFR	Put	12/12/25	$96.25		5		13	(3,094)
Total Exchange Traded (premiums received $7,648)								$(7,719)

OTC Traded
Description	Call/ Put	Counterparty	Expiration Date	Strike	Contracts		Notional Amount (000)#	Value
Currency Option EUR vs CZK	Call	CITI	04/15/25	25.08		—	EUR	179	$(317)
Currency Option EUR vs PLN	Call	CITI	04/15/25	4.20		—	EUR	179	(772)
Currency Option EUR vs TRY	Call	GSI	04/04/25	40.75		—	EUR	182	(3,327)
Currency Option EUR vs TRY	Call	GSI	04/04/25	40.75		—	EUR	182	(3,327)
Currency Option EUR vs USD	Call	JPM	05/05/25	1.15		—	EUR	729	(355)
Currency Option USD vs BRL	Call	JPM	04/09/25	5.93		—		91	(121)
Currency Option USD vs BRL	Call	MSI	04/10/25	6.00		—		181	(160)
Currency Option USD vs BRL	Call	MSI	04/23/25	5.90		—		179	(942)
Currency Option USD vs COP	Call	HSBC	04/10/25	4,250.00		—		181	(868)
Currency Option USD vs COP	Call	HSBC	04/10/25	4,250.00		—		181	(868)
Currency Option USD vs COP	Call	MSI	04/15/25	4,200.00		—		178	(1,954)
Currency Option USD vs IDR	Call	JPM	04/22/25	16,400.00		—		179	(2,766)
Currency Option USD vs KRW	Call	HSBC	04/08/25	1,460.00		—		181	(2,032)
Currency Option USD vs KRW	Call	HSBC	04/17/25	1,450.00		—		178	(3,150)
Currency Option USD vs MXN	Call	CITI	04/08/25	20.70		—		181	(981)
Currency Option USD vs MXN	Call	CITI	04/10/25	20.50		—		180	(1,729)
Currency Option USD vs MXN	Call	MSI	04/15/25	20.30		—		178	(2,913)
Currency Option USD vs MXN	Call	MSI	04/29/25	21.00		—		89	(673)
Currency Option USD vs TRY	Call	JPM	04/18/25	39.20		—		178	(2,930)
Currency Option USD vs TRY	Call	GSI	04/25/25	39.60		—		124	(2,501)
Currency Option USD vs BRL	Put	CITI	04/01/25	6.00		—		179	(8,980)
Currency Option USD vs BRL	Put	HSBC	04/22/25	5.60		—		178	(741)
Currency Option USD vs BRL	Put	JPM	04/24/25	5.70		—		178	(1,860)
A23

AST MULTI-ASSET DIVERSIFIED PLUS PORTFOLIO
(formerly, AST Academic Strategies Asset Allocation Portfolio, prior to May 1, 2025) (continued)
SCHEDULE OF INVESTMENTS	as of March 31, 2025 (unaudited)
Options Written (continued):
OTC Traded
Description	Call/ Put	Counterparty	Expiration Date	Strike	Contracts		Notional Amount (000)#	Value
Currency Option USD vs BRL	Put	MSC	04/29/25	6.05		—		551	$(30,978)
Currency Option USD vs CNH	Put	MSI	06/26/25	7.15		—		1,064	(5,395)
Currency Option USD vs COP	Put	MSI	04/10/25	4,300.00		—		192	(5,594)
Currency Option USD vs INR	Put	JPM	01/08/26	87.00		—		760	(10,830)
Currency Option USD vs ZAR	Put	JPM	04/24/25	18.00		—		178	(872)
Currency Option USD vs ZAR	Put	JPM	04/28/25	18.30		—		177	(2,159)
Total OTC Traded (premiums received $95,632)									$(100,095)

OTC Swaptions
Description	Call/ Put	Counterparty	Expiration Date	Strike	Receive	Pay	Notional Amount (000)#	Value
3-Year Interest Rate Swap, 04/29/28	Call	CITI	04/25/25	3.51%	1 Day SOFR(A)/ 4.410%	3.51%(A)	990		$(1,651)
5-Year Interest Rate Swap, 06/27/30	Call	CITI	06/25/25	3.15%	1 Day SOFR(A)/ 4.410%	3.15%(A)	1,220		(3,389)
7-Year Interest Rate Swap, 05/29/32	Call	JPM	05/27/25	3.31%	1 Day SOFR(A)/ 4.410%	3.31%(A)	395		(1,119)
7-Year Interest Rate Swap, 05/29/32	Call	JPM	05/27/25	3.41%	1 Day SOFR(A)/ 4.410%	3.41%(A)	395		(1,579)
10-Year Interest Rate Swap, 09/29/35	Call	DB	09/25/25	3.21%	1 Day SOFR(A)/ 4.410%	3.21%(A)	600		(4,282)
CDX.NA.IG.43.V1, 12/20/29	Call	JPM	04/16/25	0.48%	CDX.NA.IG.43.V1(Q)	1.00%(Q)	3,250		(411)
CDX.NA.IG.43.V1, 12/20/29	Call	MSI	04/16/25	0.48%	CDX.NA.IG.43.V1(Q)	1.00%(Q)	3,250		(411)
3-Year Interest Rate Swap, 04/29/28	Put	CITI	04/25/25	3.96%	3.96%(A)	1 Day SOFR(A)/ 4.410%	990		(450)
5-Year Interest Rate Swap, 08/25/30	Put	JPM	08/21/25	4.53%	4.53%(A)	1 Day SOFR(A)/ 4.410%	1,590		(2,434)
7-Year Interest Rate Swap, 05/14/32	Put	JPM	05/12/25	4.50%	4.50%(A)	1 Day SOFR(A)/ 4.410%	2,465		(387)
10-Year Interest Rate Swap, 05/23/35	Put	CITI	05/21/25	4.30%	4.30%(A)	1 Day SOFR(A)/ 4.410%	1,440		(1,998)
CDX.NA.HY.43.V1, 12/20/29	Put	GSI	04/16/25	$1.03	5.00%(Q)	CDX.NA.HY.43.V1(Q)	450		(1,056)
CDX.NA.IG.43.V1, 12/20/29	Put	JPM	04/16/25	0.60%	1.00%(Q)	CDX.NA.IG.43.V1(Q)	2,580		(1,788)
CDX.NA.IG.43.V1, 12/20/29	Put	MSI	04/16/25	0.63%	1.00%(Q)	CDX.NA.IG.43.V1(Q)	2,550		(1,337)
CDX.NA.IG.43.V1, 12/20/29	Put	JPM	04/16/25	0.73%	1.00%(Q)	CDX.NA.IG.43.V1(Q)	3,250		(839)
CDX.NA.IG.43.V1, 12/20/29	Put	MSI	04/16/25	0.73%	1.00%(Q)	CDX.NA.IG.43.V1(Q)	3,250		(839)
A24

AST MULTI-ASSET DIVERSIFIED PLUS PORTFOLIO
(formerly, AST Academic Strategies Asset Allocation Portfolio, prior to May 1, 2025) (continued)
SCHEDULE OF INVESTMENTS	as of March 31, 2025 (unaudited)
Options Written (continued):
OTC Swaptions
Description	Call/ Put	Counterparty	Expiration Date	Strike	Receive	Pay	Notional Amount (000)#	Value
CDX.NA.IG.43.V1, 12/20/29	Put	JPM	05/21/25	0.75%	1.00%(Q)	CDX.NA.IG.43.V1(Q)	2,580		$(1,631)
CDX.NA.IG.44.V1, 06/20/30	Put	JPM	05/21/25	0.78%	1.00%(Q)	CDX.NA.IG.44.V1(Q)	2,560		(2,055)
Total OTC Swaptions (premiums received $19,990)									$(27,656)
Total Options Written (premiums received $123,270)									$(135,470)
Financial Futures contracts outstanding at March 31, 2025:
Number of Contracts	Type	Expiration Date	Current Notional Amount	Value / Unrealized Appreciation (Depreciation)
Long Positions:
162	2 Year U.S. Treasury Notes	Jun. 2025	$33,561,843	$150,174
390	5 Year U.S. Treasury Notes	Jun. 2025	42,180,938	509,349
400	10 Year U.S. Treasury Notes	Jun. 2025	44,487,500	637,534
92	10 Year U.S. Ultra Treasury Notes	Jun. 2025	10,499,500	140,934
157	20 Year U.S. Treasury Bonds	Jun. 2025	18,413,156	275,183
86	30 Year U.S. Ultra Treasury Bonds	Jun. 2025	10,513,500	91,904
1	ASX SPI 200 Index	Jun. 2025	123,049	748
3	FTSE 100 Index	Jun. 2025	332,961	949
23	IFSC Nifty 50 Index	Apr. 2025	1,074,951	(24,580)
444	Mini MSCI EAFE Index	Jun. 2025	53,641,860	(1,548,695)
51	MSCI Indonesia Index	Jun. 2025	711,195	(12,289)
35	NASDAQ 100 E-Mini Index	Jun. 2025	13,607,650	(10,255)
4	Yen Denominated Nikkei 225 Index	Jun. 2025	480,632	(8,201)
43	Russell 2000 E-Mini Index	Jun. 2025	4,358,265	(73,355)
101	S&P 500 E-Mini Index	Jun. 2025	28,548,912	(194,236)
1	S&P/TSX 60 Index	Jun. 2025	208,137	4,110
				(60,726)
Short Positions:
3	5 Year Euro-Bobl	Jun. 2025	382,099	3,633
2	10 Year U.S. Ultra Treasury Notes	Jun. 2025	228,250	(1,395)
44	30 Year U.S. Ultra Treasury Bonds	Jun. 2025	5,379,000	(110,885)
22	Euro STOXX 50 Index	Jun. 2025	1,234,390	24,648
11	KOSPI 200 Index	Jun. 2025	623,396	24,338
33	Mini MSCI Emerging Markets Index	Jun. 2025	1,832,820	43,671
16	S&P 500 E-Mini Index	Jun. 2025	4,522,600	(18,624)
5	TOPIX Index	Jun. 2025	887,392	5,482
				(29,132)
				$(89,858)

Commodity Futures contracts outstanding at March 31, 2025:
Number of Contracts	Type	Expiration Date	Current Notional Amount	Value/ Unrealized Appreciation (Depreciation)
Long Positions:
136	Brent Crude	Jul. 2025	$10,059,920	$681,030
5	Brent Crude	Dec. 2025	355,700	(10,898)
35	Coffee ’C’	May 2025	4,984,219	(140,645)
43	Copper	May 2025	5,411,550	549,713
A25

AST MULTI-ASSET DIVERSIFIED PLUS PORTFOLIO
(formerly, AST Academic Strategies Asset Allocation Portfolio, prior to May 1, 2025) (continued)
SCHEDULE OF INVESTMENTS	as of March 31, 2025 (unaudited)
Commodity Futures contracts outstanding at March 31, 2025 (continued):
Number of Contracts	Type	Expiration Date	Current Notional Amount	Value/ Unrealized Appreciation (Depreciation)
Long Positions (cont’d):
339	Corn	May 2025	$7,750,388	$(766,172)
134	Cotton No. 2	May 2025	4,477,610	(38,194)
51	Gasoline RBOB	May 2025	4,906,679	66,700
62	Gold 100 OZ	Jun. 2025	19,531,860	1,301,746
86	Hard Red Winter Wheat	May 2025	2,395,100	(184,632)
49	Lean Hogs	Jun. 2025	1,867,390	(22,710)
36	Live Cattle	Jun. 2025	2,932,560	140,315
25	LME Lead	May 2025	1,252,525	(6,127)
55	LME Nickel	May 2025	5,220,719	(12,297)
103	LME PRI Aluminum	May 2025	6,513,257	(279,403)
51	LME Zinc	May 2025	3,632,220	(77,537)
53	Low Sulphur Gas Oil	May 2025	3,614,600	(2,989)
363	Natural Gas	May 2025	14,951,970	2,245,548
51	NY Harbor ULSD	May 2025	4,882,475	(34,857)
48	Silver	May 2025	8,306,640	326,620
140	No. 2 Soft Red Winter Wheat	May 2025	3,759,000	(174,995)
106	Soybean	May 2025	5,378,175	(301,122)
151	Soybean Meal	May 2025	4,419,770	(354,216)
129	Soybean Oil	May 2025	3,474,486	(50,853)
155	Sugar #11 (World)	May 2025	3,274,096	54,783
140	WTI Crude	May 2025	10,007,200	171,991
				3,080,799
Short Positions:
23	LME Nickel	May 2025	2,183,210	52,861
20	LME PRI Aluminum	May 2025	1,264,710	87,872
				140,733
				$3,221,532
Forward foreign currency exchange contracts outstanding at March 31, 2025:
Purchase Contracts	Counterparty	Notional Amount (000)		Value at Settlement Date	Current Value	Unrealized Appreciation	Unrealized Depreciation
OTC Forward Foreign Currency Exchange Contracts:
Australian Dollar,
Expiring 04/16/25	BARC	AUD	142,466	$89,674,269	$89,031,445	$—	$(642,824)
Expiring 04/16/25	BARC	AUD	600	379,394	374,959	—	(4,435)
Expiring 04/16/25	CITI	AUD	346	213,285	216,414	3,129	—
Expiring 04/16/25	MSCS	AUD	5,000	3,146,870	3,124,654	—	(22,216)
Expiring 04/16/25	MSCS	AUD	2,800	1,768,308	1,749,807	—	(18,501)
Expiring 04/16/25	MSCS	AUD	900	563,722	562,437	—	(1,285)
Expiring 04/16/25	MSI	AUD	542	340,211	338,775	—	(1,436)
Expiring 06/18/25	BNP	AUD	208	130,801	130,035	—	(766)
Expiring 06/18/25	JPM	AUD	94	59,292	58,946	—	(346)
Brazilian Real,
Expiring 04/02/25	GSI	BRL	5,829	1,010,560	1,021,005	10,445	—
Expiring 04/02/25	MSI	BRL	1,341	231,000	234,858	3,858	—
Expiring 05/05/25	GSI	BRL	7,214	1,257,117	1,255,848	—	(1,269)
British Pound,
Expiring 04/16/25	BARC	GBP	33,513	43,018,945	43,288,713	269,768	—
Expiring 04/16/25	MSCS	GBP	2,200	2,842,043	2,841,746	—	(297)
Expiring 04/22/25	CITI	GBP	146	188,821	188,063	—	(758)
Expiring 04/22/25	CITI	GBP	71	86,747	92,333	5,586	—
Expiring 06/18/25	BNP	GBP	213	275,129	274,529	—	(600)
A26

AST MULTI-ASSET DIVERSIFIED PLUS PORTFOLIO
(formerly, AST Academic Strategies Asset Allocation Portfolio, prior to May 1, 2025) (continued)
SCHEDULE OF INVESTMENTS	as of March 31, 2025 (unaudited)
Forward foreign currency exchange contracts outstanding at March 31, 2025 (continued):
Purchase Contracts	Counterparty	Notional Amount (000)		Value at Settlement Date	Current Value	Unrealized Appreciation	Unrealized Depreciation
OTC Forward Foreign Currency Exchange Contracts (cont’d.):
British Pound (cont’d.),
Expiring 06/18/25	CITI	GBP	12	$15,815	$15,781	$—	$(34)
Expiring 06/18/25	GSI	GBP	22	28,093	28,032	—	(61)
Canadian Dollar,
Expiring 04/16/25	BARC	CAD	25	17,742	17,653	—	(89)
Expiring 04/16/25	BARC	CAD	16	11,059	10,951	—	(108)
Expiring 04/16/25	BARC	CAD	12	8,255	8,192	—	(63)
Expiring 04/16/25	CITI	CAD	136	95,205	94,371	—	(834)
Expiring 04/16/25	MSCS	CAD	59,078	41,095,655	41,085,370	—	(10,285)
Expiring 04/16/25	MSCS	CAD	6,696	4,695,588	4,656,818	—	(38,770)
Expiring 04/16/25	MSCS	CAD	3,855	2,688,533	2,681,182	—	(7,351)
Expiring 04/16/25	MSCS	CAD	173	120,430	120,537	107	—
Expiring 04/16/25	MSCS	CAD	44	30,646	30,678	32	—
Expiring 04/16/25	MSCS	CAD	28	19,467	19,452	—	(15)
Expiring 04/16/25	MSCS	CAD	11	7,555	7,528	—	(27)
Expiring 04/16/25	MSCS	CAD	10	6,709	6,680	—	(29)
Expiring 04/16/25	WBC	CAD	206	143,267	143,331	64	—
Expiring 06/18/25	BNP	CAD	66	45,630	45,827	197	—
Expiring 06/18/25	CITI	CAD	127	88,438	88,820	382	—
Expiring 06/18/25	GSI	CAD	217	151,717	151,559	—	(158)
Expiring 06/18/25	UAG	CAD	212	147,130	147,771	641	—
Chilean Peso,
Expiring 06/18/25	CITI	CLP	84,804	89,000	89,257	257	—
China Yuan,
Expiring 06/18/25	UAG	CNY	28	3,881	3,868	—	(13)
Chinese Renminbi,
Expiring 05/21/25	MSI	CNH	1,362	187,923	188,145	222	—
Colombian Peso,
Expiring 06/18/25	GSI	COP	2,162,780	520,074	511,694	—	(8,380)
Expiring 06/18/25	TD	COP	809,618	194,000	191,548	—	(2,452)
Czech Koruna,
Expiring 04/22/25	BARC	CZK	4,998	208,000	216,609	8,609	—
Expiring 04/22/25	BARC	CZK	4,389	191,000	190,236	—	(764)
Expiring 06/18/25	CITI	CZK	3,172	137,689	137,654	—	(35)
Danish Krone,
Expiring 06/18/25	MSI	DKK	2,284	330,593	332,755	2,162	—
Euro,
Expiring 04/16/25	BARC	EUR	90,362	96,982,590	97,792,273	809,683	—
Expiring 04/22/25	BOA	EUR	107	117,000	115,982	—	(1,018)
Expiring 04/22/25	CITI	EUR	266	280,000	287,639	7,639	—
Expiring 04/22/25	CITI	EUR	193	201,390	208,938	7,548	—
Expiring 04/22/25	CITI	EUR	193	201,308	208,937	7,629	—
Expiring 04/22/25	CITI	EUR	191	199,000	207,226	8,226	—
Expiring 04/22/25	CITI	EUR	191	199,000	206,577	7,577	—
Expiring 04/22/25	CITI	EUR	99	102,103	107,176	5,073	—
Expiring 04/22/25	DB	EUR	109	118,000	117,649	—	(351)
Expiring 04/22/25	DB	EUR	82	88,999	88,871	—	(128)
Expiring 04/22/25	HSBC	EUR	237	246,873	256,760	9,887	—
Expiring 04/22/25	MSI	EUR	115	121,000	124,155	3,155	—
Expiring 04/22/25	MSI	EUR	93	96,718	100,680	3,962	—
Expiring 04/22/25	MSI	EUR	86	88,399	93,344	4,945	—
Expiring 06/18/25	BARC	EUR	296	324,806	321,166	—	(3,640)
Expiring 06/18/25	BARC	EUR	176	191,540	191,112	—	(428)
Expiring 06/18/25	GSI	EUR	79	86,312	86,333	21	—
Expiring 06/18/25	JPM	EUR	1,320	1,449,719	1,433,461	—	(16,258)
Expiring 06/18/25	MSI	EUR	178	193,275	193,000	—	(275)
A27

AST MULTI-ASSET DIVERSIFIED PLUS PORTFOLIO
(formerly, AST Academic Strategies Asset Allocation Portfolio, prior to May 1, 2025) (continued)
SCHEDULE OF INVESTMENTS	as of March 31, 2025 (unaudited)
Forward foreign currency exchange contracts outstanding at March 31, 2025 (continued):
Purchase Contracts	Counterparty	Notional Amount (000)		Value at Settlement Date	Current Value	Unrealized Appreciation	Unrealized Depreciation
OTC Forward Foreign Currency Exchange Contracts (cont’d.):
Euro (cont’d.),
Expiring 06/18/25	SCB	EUR	85	$93,322	$92,276	$—	$(1,046)
Expiring 06/18/25	UAG	EUR	957	1,051,617	1,039,911	—	(11,706)
Expiring 06/18/25	UAG	EUR	369	402,748	400,833	—	(1,915)
Expiring 01/06/26	BOA	EUR	726	764,039	797,376	33,337	—
Hong Kong Dollar,
Expiring 05/21/25	GSI	HKD	8,147	1,048,196	1,048,381	185	—
Expiring 06/18/25	BNP	HKD	43	5,501	5,494	—	(7)
Hungarian Forint,
Expiring 04/22/25	BARC	HUF	73,292	191,000	196,522	5,522	—
Indian Rupee,
Expiring 06/18/25	CITI	INR	118,980	1,358,823	1,384,002	25,179	—
Expiring 06/18/25	JPM	INR	72,923	828,715	848,260	19,545	—
Expiring 06/18/25	UAG	INR	94,239	1,075,462	1,096,216	20,754	—
Indonesian Rupiah,
Expiring 04/24/25	CITI	IDR	2,232,826	137,000	133,878	—	(3,122)
Expiring 06/18/25	BNP	IDR	12,030,959	722,580	719,452	—	(3,128)
Expiring 06/18/25	BOA	IDR	12,356,450	752,479	738,917	—	(13,562)
Expiring 06/18/25	HSBC	IDR	3,905,227	237,000	233,533	—	(3,467)
Israeli Shekel,
Expiring 04/16/25	MSI	ILS	1,798	490,802	483,822	—	(6,980)
Japanese Yen,
Expiring 04/16/25	BARC	JPY	5,462,876	36,571,595	36,486,688	—	(84,907)
Expiring 04/16/25	BARC	JPY	362,342	2,419,979	2,420,089	110	—
Expiring 04/16/25	BARC	JPY	272,500	1,825,968	1,820,033	—	(5,935)
Expiring 04/16/25	BARC	JPY	184,472	1,237,942	1,232,096	—	(5,846)
Expiring 04/16/25	BARC	JPY	70,728	470,369	472,391	2,022	—
Expiring 04/16/25	BARC	JPY	11,245	74,816	75,105	289	—
Expiring 04/16/25	BARC	JPY	3,319	22,527	22,170	—	(357)
Expiring 04/16/25	BARC	JPY	2,593	17,381	17,317	—	(64)
Expiring 04/16/25	MSCS	JPY	435,754	2,899,451	2,910,411	10,960	—
Expiring 04/16/25	MSCS	JPY	20,424	137,805	136,412	—	(1,393)
Expiring 04/22/25	CITI	JPY	42,215	284,000	282,143	—	(1,857)
Expiring 04/22/25	MSI	JPY	42,004	282,000	280,737	—	(1,263)
Expiring 05/21/25	CITI	JPY	30,632	202,599	205,395	2,796	—
Expiring 05/21/25	GSI	JPY	38,134	260,630	255,700	—	(4,930)
Expiring 05/21/25	MSI	JPY	22,491	147,212	150,809	3,597	—
Expiring 05/21/25	MSI	JPY	12,206	79,852	81,846	1,994	—
Expiring 05/21/25	MSI	JPY	8,129	53,987	54,505	518	—
Expiring 05/21/25	MSI	JPY	7,934	52,448	53,197	749	—
Expiring 05/21/25	MSI	JPY	267	1,740	1,791	51	—
Expiring 05/21/25	WBC	JPY	160,491	1,050,950	1,076,145	25,195	—
Expiring 05/21/25	WBC	JPY	724	4,783	4,851	68	—
Expiring 06/18/25	CITI	JPY	166,896	1,144,022	1,122,561	—	(21,461)
Expiring 06/18/25	UAG	JPY	328,441	2,251,394	2,209,126	—	(42,268)
Expiring 01/06/26	CITI	JPY	111,885	762,705	767,918	5,213	—
Mexican Peso,
Expiring 06/18/25	BARC	MXN	3,117	152,956	150,730	—	(2,226)
Expiring 06/18/25	BNP	MXN	4,498	221,000	217,503	—	(3,497)
Expiring 06/18/25	CITI	MXN	7,017	340,522	339,309	—	(1,213)
New Zealand Dollar,
Expiring 04/16/25	BARC	NZD	9,200	5,364,091	5,225,333	—	(138,758)
Expiring 04/16/25	MSCS	NZD	19,765	11,226,863	11,225,875	—	(988)
Expiring 04/16/25	MSCS	NZD	5,800	3,351,246	3,294,232	—	(57,014)
Expiring 04/16/25	MSCS	NZD	1,400	800,975	795,159	—	(5,816)
Expiring 04/16/25	MSI	NZD	192	107,035	109,164	2,129	—
A28

AST MULTI-ASSET DIVERSIFIED PLUS PORTFOLIO
(formerly, AST Academic Strategies Asset Allocation Portfolio, prior to May 1, 2025) (continued)
SCHEDULE OF INVESTMENTS	as of March 31, 2025 (unaudited)
Forward foreign currency exchange contracts outstanding at March 31, 2025 (continued):
Purchase Contracts	Counterparty	Notional Amount (000)		Value at Settlement Date	Current Value	Unrealized Appreciation	Unrealized Depreciation
OTC Forward Foreign Currency Exchange Contracts (cont’d.):
New Zealand Dollar (cont’d.),
Expiring 06/18/25	BNP	NZD	5	$2,709	$2,693	$—	$(16)
Expiring 06/18/25	GSI	NZD	2	1,256	1,249	—	(7)
Expiring 06/18/25	JPM	NZD	2	1,274	1,267	—	(7)
Expiring 06/18/25	UAG	NZD	11	6,403	6,366	—	(37)
Norwegian Krone,
Expiring 04/16/25	BARC	NOK	14,868	1,412,287	1,413,240	953	—
Expiring 04/16/25	BARC	NOK	10,362	979,583	984,903	5,320	—
Expiring 04/16/25	BARC	NOK	8,414	800,483	799,751	—	(732)
Expiring 04/16/25	BARC	NOK	5,331	506,911	506,735	—	(176)
Expiring 04/16/25	BARC	NOK	320	30,454	30,373	—	(81)
Expiring 04/16/25	BARC	NOK	176	16,554	16,773	219	—
Expiring 04/16/25	BARC	NOK	172	16,233	16,337	104	—
Expiring 04/16/25	MSCS	NOK	163,821	15,091,624	15,571,442	479,818	—
Expiring 04/16/25	MSCS	NOK	26,231	2,499,423	2,493,307	—	(6,116)
Expiring 04/16/25	MSCS	NOK	24,394	2,315,303	2,318,693	3,390	—
Expiring 04/16/25	MSCS	NOK	18,647	1,775,542	1,772,454	—	(3,088)
Expiring 04/16/25	MSCS	NOK	476	44,760	45,277	517	—
Expiring 06/18/25	BOA	NOK	22	2,054	2,086	32	—
Expiring 06/18/25	GSI	NOK	11	1,018	1,034	16	—
Expiring 06/18/25	JPM	NOK	23	2,113	2,146	33	—
Expiring 06/18/25	UAG	NOK	13	1,258	1,278	20	—
Peruvian Nuevo Sol,
Expiring 06/18/25	CITI	PEN	871	236,000	236,628	628	—
Expiring 06/18/25	CITI	PEN	741	201,891	201,167	—	(724)
Philippine Peso,
Expiring 06/18/25	MSI	PHP	45,970	802,087	801,388	—	(699)
Polish Zloty,
Expiring 04/22/25	MSI	PLN	1,045	258,000	269,708	11,708	—
Expiring 04/22/25	UAG	PLN	782	195,000	201,639	6,639	—
Singapore Dollar,
Expiring 05/21/25	CITI	SGD	1,214	903,453	906,324	2,871	—
South African Rand,
Expiring 06/18/25	HSBC	ZAR	7,553	410,357	409,339	—	(1,018)
Expiring 06/18/25	JPM	ZAR	431	23,351	23,377	26	—
Swedish Krona,
Expiring 04/16/25	BARC	SEK	154	15,349	15,341	—	(8)
Expiring 04/16/25	BARC	SEK	141	13,966	14,056	90	—
Expiring 04/16/25	MSCS	SEK	673,242	66,538,329	67,042,275	503,946	—
Expiring 04/16/25	MSCS	SEK	8,994	888,621	895,663	7,042	—
Expiring 04/16/25	MSCS	SEK	144	14,318	14,379	61	—
Expiring 04/16/25	MSCS	SEK	92	9,163	9,143	—	(20)
Expiring 06/18/25	CITI	SEK	14,951	1,487,853	1,494,397	6,544	—
Swiss Franc,
Expiring 04/16/25	BARC	CHF	10,372	11,873,546	11,746,278	—	(127,268)
Expiring 04/16/25	BARC	CHF	2,992	3,410,217	3,388,431	—	(21,786)
Expiring 04/16/25	BARC	CHF	2,170	2,470,740	2,457,918	—	(12,822)
Expiring 04/16/25	BARC	CHF	868	984,559	982,765	—	(1,794)
Expiring 04/16/25	BARC	CHF	26	29,707	29,418	—	(289)
Expiring 04/16/25	BARC	CHF	25	28,242	28,051	—	(191)
Expiring 04/16/25	BARC	CHF	14	16,111	16,067	—	(44)
Expiring 04/16/25	BARC	CHF	12	14,090	14,063	—	(27)
Expiring 04/16/25	MSCS	CHF	3,355	3,819,721	3,799,275	—	(20,446)
Expiring 06/18/25	CITI	CHF	205	233,879	234,119	240	—
Expiring 06/18/25	GSI	CHF	2,846	3,241,280	3,247,315	6,035	—
Expiring 06/18/25	MSI	CHF	450	513,864	513,647	—	(217)
A29

AST MULTI-ASSET DIVERSIFIED PLUS PORTFOLIO
(formerly, AST Academic Strategies Asset Allocation Portfolio, prior to May 1, 2025) (continued)
SCHEDULE OF INVESTMENTS	as of March 31, 2025 (unaudited)
Forward foreign currency exchange contracts outstanding at March 31, 2025 (continued):
Purchase Contracts	Counterparty	Notional Amount (000)		Value at Settlement Date	Current Value	Unrealized Appreciation	Unrealized Depreciation
OTC Forward Foreign Currency Exchange Contracts (cont’d.):
Turkish Lira,
Expiring 04/16/25	BOA	TRY	691	$18,333	$17,792	$—	$(541)
Expiring 04/24/25	BARC	TRY	8,278	218,293	210,971	—	(7,322)
Expiring 04/24/25	BARC	TRY	8,278	218,870	210,970	—	(7,900)
Expiring 04/30/25	HSBC	TRY	7,251	182,963	183,321	358	—
Expiring 04/30/25	HSBC	TRY	4,569	113,751	115,513	1,762	—
Expiring 04/30/25	HSBC	TRY	4,568	113,797	115,502	1,705	—
Expiring 04/30/25	HSBC	TRY	4,531	113,517	114,568	1,051	—
Expiring 04/06/26	BARC	TRY	30,901	532,506	567,073	34,567	—
Expiring 04/06/26	GSI	TRY	32,986	592,738	605,327	12,589	—
Expiring 04/06/26	GSI	TRY	30,571	531,205	561,009	29,804	—
Expiring 04/06/26	GSI	TRY	28,432	522,162	521,753	—	(409)
Expiring 04/06/26	GSI	TRY	3,100	54,669	56,883	2,214	—
Expiring 01/25/27	GSI	TRY	95,316	1,575,997	1,374,987	—	(201,010)
				$509,663,504	$510,499,003	2,461,319	(1,625,820)

Sale Contracts	Counterparty	Notional Amount (000)		Value at Settlement Date	Current Value	Unrealized Appreciation	Unrealized Depreciation
OTC Forward Foreign Currency Exchange Contracts:
Australian Dollar,
Expiring 04/16/25	BARC	AUD	7,700	$4,845,068	$4,811,967	$33,101	$—
Expiring 04/16/25	BARC	AUD	7,100	4,534,458	4,437,008	97,450	—
Expiring 04/16/25	BARC	AUD	6,800	4,308,792	4,249,529	59,263	—
Expiring 04/16/25	MSCS	AUD	133,566	84,079,427	83,469,561	609,866	—
Expiring 04/16/25	MSCS	AUD	200	126,504	124,986	1,518	—
Expiring 04/16/25	MSCS	AUD	100	63,198	62,493	705	—
Expiring 04/16/25	WBC	AUD	634	399,091	396,456	2,635	—
Expiring 04/16/25	WBC	AUD	384	239,900	239,911	—	(11)
Expiring 04/16/25	WBC	AUD	66	41,697	41,496	201	—
Expiring 06/18/25	JPM	AUD	69	42,968	43,000	—	(32)
Brazilian Real,
Expiring 04/02/25	GSI	BRL	7,170	1,256,544	1,255,863	681	—
Expiring 06/18/25	GSI	BRL	62	10,621	10,767	—	(146)
British Pound,
Expiring 04/16/25	BARC	GBP	2,600	3,366,328	3,358,427	7,901	—
Expiring 04/16/25	MSCS	GBP	13,213	16,961,978	17,067,151	—	(105,173)
Expiring 04/16/25	MSCS	GBP	1,400	1,809,062	1,808,384	678	—
Expiring 04/16/25	MSCS	GBP	1,300	1,682,805	1,679,214	3,591	—
Expiring 04/22/25	BARC	GBP	1,488	1,828,846	1,921,383	—	(92,537)
Expiring 06/18/25	GSI	GBP	1,709	2,192,500	2,207,440	—	(14,940)
Expiring 06/18/25	JPM	GBP	45	58,319	58,358	—	(39)
Canadian Dollar,
Expiring 04/16/25	BARC	CAD	74,013	51,489,239	51,471,665	17,574	—
Expiring 04/16/25	BARC	CAD	8,418	5,877,143	5,853,987	23,156	—
Expiring 04/16/25	BARC	CAD	67	46,766	46,882	—	(116)
Expiring 04/16/25	BARC	CAD	32	22,058	21,956	102	—
Expiring 04/16/25	BARC	CAD	14	9,914	9,874	40	—
Expiring 04/16/25	CITI	CAD	1,434	998,414	997,267	1,147	—
Expiring 04/16/25	GSI	CAD	17	11,971	11,892	79	—
Expiring 04/16/25	MSCS	CAD	2,060	1,443,418	1,432,347	11,071	—
Expiring 04/16/25	MSCS	CAD	34	23,871	23,798	73	—
Expiring 04/16/25	MSCS	CAD	17	12,063	12,003	60	—
Expiring 04/16/25	MSCS	CAD	14	9,715	9,697	18	—
Expiring 06/18/25	CITI	CAD	296	207,870	206,747	1,123	—
A30

AST MULTI-ASSET DIVERSIFIED PLUS PORTFOLIO
(formerly, AST Academic Strategies Asset Allocation Portfolio, prior to May 1, 2025) (continued)
SCHEDULE OF INVESTMENTS	as of March 31, 2025 (unaudited)
Forward foreign currency exchange contracts outstanding at March 31, 2025 (continued):
Sale Contracts	Counterparty	Notional Amount (000)		Value at Settlement Date	Current Value	Unrealized Appreciation	Unrealized Depreciation
OTC Forward Foreign Currency Exchange Contracts (cont’d.):
Chilean Peso,
Expiring 06/18/25	BOA	CLP	82,459	$89,000	$86,790	$2,210	$—
Expiring 06/18/25	CITI	CLP	191,627	205,871	201,692	4,179	—
Expiring 06/18/25	DB	CLP	82,948	89,001	87,306	1,695	—
Chinese Renminbi,
Expiring 06/18/25	JPM	CNH	13,305	1,844,153	1,841,108	3,045	—
Colombian Peso,
Expiring 06/18/25	BNP	COP	141,670	34,054	33,518	536	—
Expiring 06/18/25	DB	COP	377,283	89,001	89,263	—	(262)
Czech Koruna,
Expiring 04/22/25	UAG	CZK	28,430	1,152,364	1,232,227	—	(79,863)
Danish Krone,
Expiring 06/18/25	BARC	DKK	45	6,634	6,558	76	—
Expiring 06/18/25	BNP	DKK	8	1,219	1,205	14	—
Expiring 06/18/25	GSI	DKK	42	6,246	6,175	71	—
Expiring 06/18/25	JPM	DKK	70	10,336	10,218	118	—
Euro,
Expiring 04/16/25	BARC	EUR	2,500	2,735,352	2,705,562	29,790	—
Expiring 04/16/25	BARC	EUR	2,300	2,492,707	2,489,117	3,590	—
Expiring 04/16/25	BARC	EUR	2,100	2,286,726	2,272,672	14,054	—
Expiring 04/16/25	BARC	EUR	700	761,630	757,558	4,072	—
Expiring 04/16/25	BARC	EUR	300	325,999	324,667	1,332	—
Expiring 04/16/25	MSCS	EUR	58,362	62,642,851	63,161,079	—	(518,228)
Expiring 04/16/25	MSCS	EUR	1,900	2,070,525	2,056,227	14,298	—
Expiring 04/16/25	MSCS	EUR	800	865,594	865,780	—	(186)
Expiring 04/16/25	MSCS	EUR	500	547,950	541,113	6,837	—
Expiring 04/16/25	MSCS	EUR	100	108,703	108,223	480	—
Expiring 04/22/25	BARC	EUR	5,891	6,102,755	6,377,275	—	(274,520)
Expiring 04/22/25	BNP	EUR	831	905,425	899,541	5,884	—
Expiring 04/22/25	CITI	EUR	193	202,161	208,937	—	(6,776)
Expiring 04/22/25	CITI	EUR	193	201,976	208,938	—	(6,962)
Expiring 04/22/25	CITI	EUR	191	199,616	206,772	—	(7,156)
Expiring 04/22/25	CITI	EUR	190	199,000	205,556	—	(6,556)
Expiring 04/22/25	CITI	EUR	99	102,446	107,175	—	(4,729)
Expiring 04/22/25	CITI	EUR	93	96,795	100,679	—	(3,884)
Expiring 04/22/25	GSI	EUR	339	355,000	366,476	—	(11,476)
Expiring 04/22/25	MSI	EUR	338	354,500	366,081	—	(11,581)
Expiring 04/22/25	SSB	EUR	5,891	6,040,386	6,377,284	—	(336,898)
Expiring 04/22/25	UAG	EUR	5,891	6,097,716	6,377,285	—	(279,569)
Expiring 06/18/25	BNP	EUR	1,306	1,418,824	1,418,597	227	—
Expiring 06/18/25	BNP	EUR	106	115,209	115,409	—	(200)
Expiring 06/18/25	CITI	EUR	1,512	1,627,934	1,642,182	—	(14,248)
Expiring 06/18/25	GSI	EUR	139	149,909	151,185	—	(1,276)
Expiring 06/18/25	UAG	EUR	433	469,639	470,632	—	(993)
Expiring 06/18/25	WBC	EUR	234	255,180	253,604	1,576	—
Expiring 06/18/25	WBC	EUR	73	78,166	78,851	—	(685)
Expiring 01/06/26	GSI	EUR	23	24,902	24,903	—	(1)
Hong Kong Dollar,
Expiring 05/21/25	WBC	HKD	1,234	158,780	158,846	—	(66)
Hungarian Forint,
Expiring 04/22/25	BARC	HUF	126,114	312,643	338,156	—	(25,513)
Expiring 06/18/25	UAG	HUF	477	1,291	1,275	16	—
Indian Rupee,
Expiring 06/18/25	MSI	INR	28,571	325,000	332,342	—	(7,342)
Expiring 06/18/25	MSI	INR	23,460	268,000	272,898	—	(4,898)
Expiring 06/18/25	UAG	INR	2,033	23,203	23,651	—	(448)
A31

AST MULTI-ASSET DIVERSIFIED PLUS PORTFOLIO
(formerly, AST Academic Strategies Asset Allocation Portfolio, prior to May 1, 2025) (continued)
SCHEDULE OF INVESTMENTS	as of March 31, 2025 (unaudited)
Forward foreign currency exchange contracts outstanding at March 31, 2025 (continued):
Sale Contracts	Counterparty	Notional Amount (000)		Value at Settlement Date	Current Value	Unrealized Appreciation	Unrealized Depreciation
OTC Forward Foreign Currency Exchange Contracts (cont’d.):
Indian Rupee (cont’d.),
Expiring 06/18/25	UAG	INR	1,700	$19,769	$19,776	$—	$(7)
Indonesian Rupiah,
Expiring 04/24/25	JPM	IDR	2,232,826	137,000	133,878	3,122	—
Israeli Shekel,
Expiring 06/18/25	GSI	ILS	16	4,281	4,204	77	—
Expiring 06/18/25	JPM	ILS	29	7,930	7,786	144	—
Japanese Yen,
Expiring 04/16/25	BARC	JPY	291,066	1,975,614	1,944,040	31,574	—
Expiring 04/16/25	BARC	JPY	228,221	1,537,907	1,524,295	13,612	—
Expiring 04/16/25	BARC	JPY	107,171	722,670	715,795	6,875	—
Expiring 04/16/25	BARC	JPY	22,328	151,009	149,132	1,877	—
Expiring 04/16/25	BARC	JPY	14,328	96,560	95,699	861	—
Expiring 04/16/25	BARC	JPY	5,180	34,891	34,594	297	—
Expiring 04/16/25	BARC	JPY	3,803	25,927	25,399	528	—
Expiring 04/16/25	BARC	JPY	2,719	18,254	18,160	94	—
Expiring 04/16/25	MSCS	JPY	2,561,016	17,144,484	17,105,090	39,394	—
Expiring 04/16/25	MSCS	JPY	457,751	3,082,918	3,057,329	25,589	—
Expiring 04/16/25	MSCS	JPY	444,646	3,032,654	2,969,800	62,854	—
Expiring 04/16/25	MSCS	JPY	142,964	957,711	954,861	2,850	—
Expiring 04/22/25	CITI	JPY	22,386	151,000	149,619	1,381	—
Expiring 04/22/25	MSI	JPY	18,035	122,000	120,535	1,465	—
Expiring 05/21/25	MSI	JPY	33,247	225,808	222,932	2,876	—
Expiring 05/21/25	MSI	JPY	21,295	144,566	142,790	1,776	—
Expiring 05/21/25	MSI	JPY	11,921	78,835	79,933	—	(1,098)
Expiring 05/21/25	MSI	JPY	6,288	41,812	42,162	—	(350)
Expiring 05/21/25	MSI	JPY	5,712	37,396	38,297	—	(901)
Expiring 05/21/25	MSI	JPY	5,206	34,589	34,910	—	(321)
Expiring 05/21/25	MSI	JPY	3,890	25,556	26,086	—	(530)
Expiring 05/21/25	WBC	JPY	148,702	985,734	997,095	—	(11,361)
Expiring 05/21/25	WBC	JPY	9,660	64,164	64,776	—	(612)
Expiring 06/18/25	BNP	JPY	211,137	1,412,168	1,420,129	—	(7,961)
Expiring 06/18/25	BNP	JPY	24,721	165,028	166,277	—	(1,249)
Expiring 06/18/25	UAG	JPY	5,844	39,330	39,309	21	—
Malaysian Ringgit,
Expiring 06/18/25	GSI	MYR	35	7,885	7,871	14	—
Mexican Peso,
Expiring 06/18/25	GSI	MXN	2,522	122,358	121,962	396	—
Expiring 06/18/25	JPM	MXN	539	26,133	26,047	86	—
New Taiwanese Dollar,
Expiring 06/18/25	BOA	TWD	9,305	284,000	281,347	2,653	—
Expiring 06/18/25	HSBC	TWD	46,773	1,433,663	1,414,200	19,463	—
Expiring 06/18/25	HSBC	TWD	10,163	310,000	307,285	2,715	—
Expiring 06/18/25	JPM	TWD	337	10,320	10,198	122	—
Expiring 06/18/25	MSI	TWD	8,836	271,000	267,165	3,835	—
New Zealand Dollar,
Expiring 04/16/25	BARC	NZD	79,765	45,312,422	45,304,133	8,289	—
Norwegian Krone,
Expiring 04/16/25	BARC	NOK	126,223	11,630,172	11,997,678	—	(367,506)
Expiring 04/16/25	BARC	NOK	191	17,832	18,120	—	(288)
Expiring 04/16/25	MSCS	NOK	64,462	5,953,801	6,127,199	—	(173,398)
Expiring 04/16/25	MSCS	NOK	7,814	724,966	742,704	—	(17,738)
Expiring 06/18/25	CITI	NOK	66	6,064	6,254	—	(190)
Expiring 06/18/25	MSI	NOK	689	63,500	65,460	—	(1,960)
Polish Zloty,
Expiring 04/22/25	GSI	PLN	1,652	393,141	426,122	—	(32,981)
A32

AST MULTI-ASSET DIVERSIFIED PLUS PORTFOLIO
(formerly, AST Academic Strategies Asset Allocation Portfolio, prior to May 1, 2025) (continued)
SCHEDULE OF INVESTMENTS	as of March 31, 2025 (unaudited)
Forward foreign currency exchange contracts outstanding at March 31, 2025 (continued):
Sale Contracts	Counterparty	Notional Amount (000)		Value at Settlement Date	Current Value	Unrealized Appreciation	Unrealized Depreciation
OTC Forward Foreign Currency Exchange Contracts (cont’d.):
Polish Zloty (cont’d.),
Expiring 06/18/25	BOA	PLN	34	$8,799	$8,743	$56	$—
Singapore Dollar,
Expiring 06/18/25	BARC	SGD	19	14,134	13,985	149	—
Expiring 06/18/25	BOA	SGD	1,454	1,098,034	1,086,840	11,194	—
Expiring 06/18/25	BOA	SGD	364	274,000	272,194	1,806	—
Expiring 06/18/25	JPM	SGD	3	2,639	2,611	28	—
South African Rand,
Expiring 06/18/25	BNP	ZAR	3	185	184	1	—
Expiring 06/18/25	JPM	ZAR	500	27,273	27,106	167	—
Expiring 06/18/25	UAG	ZAR	34	1,858	1,847	11	—
South Korean Won,
Expiring 05/21/25	GSI	KRW	244,262	169,332	166,152	3,180	—
Expiring 06/18/25	BARC	KRW	1,115,139	774,714	759,662	15,052	—
Expiring 06/18/25	BNP	KRW	1,184,645	823,705	807,011	16,694	—
Expiring 06/18/25	BNY	KRW	1,184,645	823,259	807,012	16,247	—
Swedish Krona,
Expiring 04/16/25	BARC	SEK	703,278	69,527,557	70,033,310	—	(505,753)
Expiring 04/16/25	BARC	SEK	1,970	195,964	196,216	—	(252)
Expiring 04/16/25	BARC	SEK	224	22,114	22,326	—	(212)
Expiring 04/16/25	BARC	SEK	89	8,848	8,855	—	(7)
Expiring 04/16/25	MSCS	SEK	8,821	879,464	878,379	1,085	—
Expiring 04/16/25	MSCS	SEK	351	34,469	34,927	—	(458)
Expiring 06/18/25	BNP	SEK	5	496	494	2	—
Expiring 06/18/25	CITI	SEK	1,729	172,778	172,774	4	—
Expiring 06/18/25	JPM	SEK	33	3,316	3,304	12	—
Swiss Franc,
Expiring 04/16/25	BARC	CHF	20	22,835	22,820	15	—
Expiring 04/16/25	BARC	CHF	9	10,285	10,256	29	—
Expiring 04/16/25	BARC	CHF	6	6,540	6,519	21	—
Expiring 04/16/25	BARC	CHF	5	5,365	5,359	6	—
Expiring 04/16/25	MSCS	CHF	24,951	28,565,896	28,257,118	308,778	—
Expiring 04/16/25	MSCS	CHF	24	27,514	27,389	125	—
Expiring 04/16/25	MSCS	CHF	12	14,010	13,982	28	—
Expiring 06/18/25	JPM	CHF	10	11,896	11,813	83	—
Expiring 06/18/25	UAG	CHF	8	9,077	9,014	63	—
Thai Baht,
Expiring 06/18/25	CITI	THB	9,556	282,000	283,242	—	(1,242)
Expiring 06/18/25	GSI	THB	3,692	108,968	109,442	—	(474)
Expiring 06/18/25	HSBC	THB	31,345	931,300	929,121	2,179	—
Expiring 06/18/25	UAG	THB	138	4,097	4,089	8	—
Expiring 01/06/26	GSI	THB	64,831	1,911,303	1,947,864	—	(36,561)
Expiring 01/06/26	GSI	THB	61,402	1,839,260	1,844,823	—	(5,563)
Expiring 01/06/26	GSI	THB	2,735	81,760	82,169	—	(409)
Turkish Lira,
Expiring 06/18/25	UAG	TRY	22	546	518	28	—
Expiring 04/06/26	BARC	TRY	29,070	554,918	533,465	21,453	—
Expiring 04/06/26	BARC	TRY	4,952	96,158	90,877	5,281	—
Expiring 04/06/26	BARC	TRY	3,948	73,908	72,446	1,462	—
Expiring 04/06/26	BARC	TRY	3,211	59,574	58,921	653	—
Expiring 04/06/26	GSI	TRY	80,507	1,607,564	1,477,389	130,175	—
Expiring 04/06/26	GSI	TRY	4,302	78,591	78,948	—	(357)
Expiring 01/25/27	GSI	TRY	48,191	808,166	695,179	112,987	—
A33

AST MULTI-ASSET DIVERSIFIED PLUS PORTFOLIO
(formerly, AST Academic Strategies Asset Allocation Portfolio, prior to May 1, 2025) (continued)
SCHEDULE OF INVESTMENTS	as of March 31, 2025 (unaudited)
Forward foreign currency exchange contracts outstanding at March 31, 2025 (continued):
Sale Contracts	Counterparty	Notional Amount (000)		Value at Settlement Date	Current Value	Unrealized Appreciation	Unrealized Depreciation
OTC Forward Foreign Currency Exchange Contracts (cont’d.):
Turkish Lira (cont’d.),
Expiring 01/25/27	GSI	TRY	47,125	$776,110	$679,808	$96,302	$—
				$504,248,321	$505,289,033	1,946,337	(2,987,049)
						$4,407,656	$(4,612,869)
Credit default swap agreements outstanding at March 31, 2025:
Reference Entity/ Obligation	Termination Date	Fixed Rate	Notional Amount (000)#(3)	Implied Credit Spread at March 31, 2025(4)	Fair Value	Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation)	Counterparty
OTC Credit Default Swap Agreements on corporate and/or sovereign issues - Sell Protection(2):
Kingdom of Spain	06/20/25	1.000%(Q)	190	0.066%	$459	$400	$59	BARC
Republic of Italy	06/20/25	1.000%(Q)	335	0.085%	793	704	89	BARC
					$1,252	$1,104	$148

Reference Entity/ Obligation	Termination Date	Fixed Rate	Notional Amount (000)#(3)	Value at Trade Date	Value at March 31, 2025	Unrealized Appreciation (Depreciation)
Centrally Cleared Credit Default Swap Agreement on credit indices - Buy Protection(1):
CDX.NA.IG.44.V1	06/20/30	1.000%(Q)	560	$(10,249)	$(10,298)	$(49)

Reference Entity/ Obligation	Termination Date	Fixed Rate	Notional Amount (000)#(3)	Implied Credit Spread at March 31, 2025(4)	Value at Trade Date	Value at March 31, 2025	Unrealized Appreciation (Depreciation)
Centrally Cleared Credit Default Swap Agreement on credit indices - Sell Protection(2):
CDX.NA.HY.44.V1	06/20/30	5.000%(Q)	1,330	3.771%	$78,560	$70,792	$(7,768)
The Portfolio entered into credit default swaps (“CDS”) to provide a measure of protection against defaults or to take an active long or short position with respect to the likelihood of a particular issuer’s default or the reference entity’s credit soundness. CDS contracts generally trade based on a spread which represents the cost a protection buyer has to pay the protection seller. The protection buyer is said to be short the credit as the value of the contract rises the more the credit deteriorates. The value of the CDS contract increases for the protection buyer if the spread increases.
(1)	If the Portfolio is a buyer of protection, it pays the fixed rate. When a credit event occurs, as defined under the terms of that particular swap agreement, the Portfolio will either (i) receive from the seller of protection an amount equal to the notional amount of the swap and make delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) receive a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.
(2)	If the Portfolio is a seller of protection, it receives the fixed rate. When a credit event occurs, as defined under the terms of that particular swap agreement, the Portfolio will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) pay a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.
(3)	Notional amount represents the maximum potential amount the Portfolio could be required to pay as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.
(4)	Implied credit spreads, represented in absolute terms, utilized in determining the fair value of credit default swap agreements where the Portfolio is the seller of protection as of the reporting date serve as an indicator of the current status of the payment/ performance risk and represent the
A34

AST MULTI-ASSET DIVERSIFIED PLUS PORTFOLIO
(formerly, AST Academic Strategies Asset Allocation Portfolio, prior to May 1, 2025) (continued)
SCHEDULE OF INVESTMENTS	as of March 31, 2025 (unaudited)
likelihood of risk of default for the credit derivative. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include up-front payments required to be made to enter into the agreement. Wider credit spreads represent a deterioration of the referenced entity’s credit soundness and a greater likelihood of risk of default or other credit event occurring as defined under the terms of the agreement.
Interest rate swap agreements outstanding at March 31, 2025:
Notional Amount (000)#		Termination Date	Fixed Rate	Floating Rate	Value at Trade Date	Value at March 31, 2025	Unrealized Appreciation (Depreciation)
Centrally Cleared Interest Rate Swap Agreements:
BRL	20,669	01/03/28	14.990%(T)	1 Day BROIS(2)(T)/ 0.053%	$17,511	$30,372	$12,861
GBP	1,190	05/08/26	1.000%(A)	1 Day SONIA(1)(A)/ 4.455%	(16,485)	99,082	115,567
JPY	16,936	11/12/54	1.742%(A)	1 Day TONAR(1)(A)/ 0.476%	—	5,138	5,138
JPY	8,630	01/08/55	1.886%(A)	1 Day TONAR(1)(A)/ 0.476%	—	853	853
JPY	5,328	02/01/55	1.805%(A)	1 Day TONAR(1)(A)/ 0.476%	—	1,241	1,241
JPY	2,662	02/01/55	1.825%(A)	1 Day TONAR(1)(A)/ 0.476%	—	536	536
JPY	2,658	02/01/55	1.828%(A)	1 Day TONAR(1)(A)/ 0.476%	—	521	521
JPY	9,079	03/12/55	2.023%(A)	1 Day TONAR(1)(A)/ 0.476%	—	(833)	(833)
THB	92,173	02/14/30	1.888%(Q)	1 Day THOR(2)(Q)/ 1.988%	—	45,087	45,087
THB	92,173	02/14/30	1.892%(Q)	1 Day THOR(2)(Q)/ 1.988%	—	45,613	45,613
THB	187,898	03/12/30	1.750%(Q)	1 Day THOR(2)(Q)/ 1.988%	—	56,117	56,117
	25,400	05/07/25	4.321%(A)	1 Day USOIS(2)(A)/ 4.330%	—	(685)	(685)
	24,220	05/17/25	5.113%(T)	1 Day SOFR(2)(T)/ 4.410%	—	55,943	55,943
	6,940	08/19/25	4.395%(A)	1 Day SOFR(2)(A)/ 4.410%	273	(12,125)	(12,398)
	7,760	08/31/25	4.805%(A)	1 Day SOFR(1)(A)/ 4.410%	—	(21,556)	(21,556)
	6,000	05/11/26	4.750%(A)	1 Day SOFR(2)(A)/ 4.410%	32,689	40,711	8,022
	12,410	05/17/26	4.669%(A)	1 Day SOFR(1)(A)/ 4.410%	—	(67,844)	(67,844)
	1,715	09/25/26	4.699%(A)	1 Day SOFR(1)(A)/ 4.410%	317	(22,055)	(22,372)
	6,315	05/13/27	4.497%(A)	1 Day SOFR(2)(A)/ 4.410%	1,662	71,784	70,122
	3,930	05/13/29	4.253%(A)	1 Day SOFR(1)(A)/ 4.410%	(4,179)	(62,691)	(58,512)
	544	02/13/30	4.047%(A)	1 Day SOFR(1)(A)/ 4.410%	—	(8,756)	(8,756)
	3,883	03/12/30	3.765%(A)	1 Day SOFR(1)(A)/ 4.410%	—	(14,298)	(14,298)
	4,105	12/20/44	3.995%(A)	1 Day SOFR(2)(A)/ 4.410%	—	30,539	30,539
	1,060	12/16/49	3.805%(A)	1 Day SOFR(2)(A)/ 4.410%	(7,559)	(16,838)	(9,279)
	1,047	11/15/52	3.927%(A)	1 Day SOFR(1)(A)/ 4.410%	—	(12,000)	(12,000)
	485	05/11/54	1.350%(A)	1 Day SOFR(1)(A)/ 4.410%	221,386	225,760	4,374
	1,700	12/14/54	3.136%(A)	1 Day SOFR(1)(A)/ 4.410%	24,862	21,006	(3,856)
	935	12/16/54	3.719%(A)	1 Day SOFR(1)(A)/ 4.410%	7,262	19,860	12,598
	3,130	12/20/54	3.825%(A)	1 Day SOFR(1)(A)/ 4.410%	—	6,715	6,715
					$277,739	$517,197	$239,458

(1)	The Portfolio pays the fixed rate and receives the floating rate.
(2)	The Portfolio pays the floating rate and receives the fixed rate.

Total return swap agreements outstanding at March 31, 2025:
Reference Entity	Financing Rate	Counterparty	Termination Date	Long (Short) Notional Amount (000)#(1)	Fair Value	Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation)(2)
OTC Total Return Swap Agreements:
Barclays Japan REITs Index(Q)	1 Day TONAR +20bps(Q)/ 0.676%	BARC	11/11/25	JPY 50,733	$10,029	$—	$10,029
Barclays Japan REITs Index(Q)	1 Day TONAR +20bps(Q)/ 0.676%	BARC	11/11/25	JPY 75,953	15,786	—	15,786
Barclays Japan REITs Index(Q)	1 Day TONAR +20ps(Q)/ 0.676%	BARC	11/11/25	JPY 50,916	10,072	—	10,072
Barclays Japan REITs Index(Q)	1 Day TONAR +2bps(Q)/ 0.496%	BARC	11/11/25	JPY 164,625	32,862	—	32,862
A35

AST MULTI-ASSET DIVERSIFIED PLUS PORTFOLIO
(formerly, AST Academic Strategies Asset Allocation Portfolio, prior to May 1, 2025) (continued)
SCHEDULE OF INVESTMENTS	as of March 31, 2025 (unaudited)
Total return swap agreements outstanding at March 31, 2025 (continued):
Reference Entity	Financing Rate	Counterparty	Termination Date	Long (Short) Notional Amount (000)#(1)	Fair Value	Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation)(2)
OTC Total Return Swap Agreements (cont’d.):
Barclays Japan REITs Index(Q)	1 Day TONAR +5bps(Q)/ 0.526%	BARC	11/11/25	JPY 95,599	$19,024	$—	$19,024
Barclays S&P Small Cap 600 Index(Q)	1 Day SOFR +55bps(Q)/ 4.960%	BARC	07/21/25	706	(84,943)	—	(84,943)
Barclays S&P Small Cap 600 Index(Q)	1 Day SOFR +55bps(Q)/ 4.960%	BARC	07/21/25	1,079	(129,912)	—	(129,912)
Bloomberg Commodity Total Return Index(Q)	U.S. Treasury Bill -3 Month Auction Avg Discount +8bps(Q)/ 4.285%	ML	03/31/26	52,045	—	—	—
BNP Australia Banks Index(Q)	3 Month BBR +27bps(Q)/ 3.868%	BNP	02/27/26	AUD (1,040)	12,880	—	12,880
BNP EM Value Index(Q)	1 Day SOFR +60bps(Q)/ 5.010%	BNP	05/22/25	3,190	(30,747)	—	(30,747)
BNP EMU Anti-Value + Quality Index(Q)	1 Day EuroSTR +2bps(Q)/ 2.435%	BNP	09/18/25	EUR (1,459)	73,419	—	73,419
BNP EMU Anti-Value Index(Q)	1 Day EuroSTR +2bps(Q)/ 2.435%	BNP	09/18/25	EUR (1,850)	78,224	—	78,224
BNP EMU Domestics Index(Q)	1 Day EuroSTR +5bps(Q)/ 2.465%	BNP	12/15/25	EUR 726	(15,384)	—	(15,384)
BNP EMU Domestics Index(Q)	1 Day EuroSTR +5bps(Q)/ 2.465%	BNP	12/15/25	EUR 1,736	(36,792)	—	(36,792)
BNP EMU Value + Quality Index(Q)	1 Day EuroSTR +37bps(Q)/ 2.785%	BNP	09/18/25	EUR 1,498	(56,454)	—	(56,454)
BNP EMU Value Index(Q)	1 Day EuroSTR +37bps(Q)/ 2.785%	BNP	09/18/25	EUR 1,892	(66,329)	—	(66,329)
BNP US Domestics Index(Q)	1 Day SOFR +85bps(Q)/ 5.260%	BNP	12/12/25	(907)	(6,799)	—	(6,799)
BNP US Domestics Index(Q)	1 Day SOFR +85bps(Q)/ 5.260%	BNP	12/12/25	(397)	(2,974)	—	(2,974)
BNP US Domestics Index(Q)	1 Day SOFR +85bps(Q)/ 5.260%	BNP	12/12/25	(396)	(2,972)	—	(2,972)
BNP US Domestics Index(Q)	1 Day SOFR +85bps(Q)/ 5.260%	BNP	12/12/25	(395)	(2,964)	—	(2,964)
BNP US Domestics Index(Q)	1 Day SOFR +85bps(Q)/ 5.260%	BNP	12/12/25	(168)	(1,260)	—	(1,260)
BNP US Domestics Index(Q)	1 Day SOFR +85bps(Q)/ 5.260%	BNP	12/12/25	(168)	(1,256)	—	(1,256)
A36

AST MULTI-ASSET DIVERSIFIED PLUS PORTFOLIO
(formerly, AST Academic Strategies Asset Allocation Portfolio, prior to May 1, 2025) (continued)
SCHEDULE OF INVESTMENTS	as of March 31, 2025 (unaudited)
Total return swap agreements outstanding at March 31, 2025 (continued):
Reference Entity	Financing Rate	Counterparty	Termination Date	Long (Short) Notional Amount (000)#(1)	Fair Value	Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation)(2)
OTC Total Return Swap Agreements (cont’d.):
BNP US Domestics Index(Q)	1 Day SOFR +85bps(Q)/ 5.260%	BNP	12/12/25	(49)	$(365)	$—	$(365)
BNP US Domestics Index(Q)	1 Day SOFR +85bps(Q)/ 5.260%	BNP	12/15/25	(168)	(1,256)	—	(1,256)
JPM AI Capex Index(Q)	1 Day SOFR +80bps(Q)/ 5.210%	JPM	02/26/26	(1,272)	153,351	—	153,351
JPM EM Anti-Value ex-China & India Index(Q)	1 Day SOFR +180bps(Q)/ 6.210%	JPM	02/26/26	(1,966)	78,304	—	78,304
JPM EM Value Index(Q)	1 Day SOFR +66bps(Q)/ 5.070%	JPM	02/25/26	1,969	(44,491)	—	(44,491)
JPM Japan Growth Index(Q)	1 Day SOFR +19bps(Q)/ 4.600%	JPM	03/09/26	(1,070)	35,354	—	35,354
JPM Japan Value Index(Q)	1 Day SOFR(Q)/ 4.410%	JPM	03/09/26	1,066	(25,720)	—	(25,720)
JPM Korea Value Index(Q)	1 Day SOFR +74bps(Q)/ 5.150%	JPM	02/26/26	659	(45,332)	—	(45,332)
JPM S&P 500 Equal Weighted Index(Q)	1 Day SOFR +77bps(Q)/ 5.180%	JPM	02/26/26	1,280	(48,969)	—	(48,969)
JPM US Anti-Value Index(Q)	1 Day SOFR +60bps(Q)/ 5.010%	JPM	03/23/26	(856)	11,603	—	11,603
JPM US Value Index(Q)	1 Day SOFR +60bps(Q)/ 5.010%	JPM	03/23/26	856	(20,158)	—	(20,158)
MSCI Emerging Markets ex China Index(Q)	1 Day SOFR +45bps(Q)/ 4.860%	BARC	05/29/25	(1,255)	58,390	—	58,390
MSCI Emerging Markets ex China Index(Q)	1 Day SOFR +45bps(Q)/ 4.860%	BARC	05/29/25	(209)	9,732	—	9,732
MSCI Emerging Markets ex China Index(Q)	1 Day SOFR +45bps(Q)/ 4.860%	BARC	05/29/25	(133)	2,101	—	2,101
MSCI Emerging Markets ex China Index(Q)	1 Day SOFR +56bps(Q)/ 4.970%	BARC	05/29/25	(2,833)	132,062	—	132,062
MSCI Emerging Markets ex China Index(Q)	1 Day SOFR +44bps(Q)/ 4.850%	JPM	03/26/26	703	(20,028)	—	(20,028)
Total Return Benchmark Bond Index(T)	1 Day USOIS -40bps(T)/ 3.930%	GSI	09/19/25	(3,532)	27,371	—	27,371
U.S. Treasury Bond(T)	1 Day USOIS +28bps(T)/ 4.610%	JPM	05/06/25	3,090	(125,661)	—	(125,661)
A37

AST MULTI-ASSET DIVERSIFIED PLUS PORTFOLIO
(formerly, AST Academic Strategies Asset Allocation Portfolio, prior to May 1, 2025) (continued)
SCHEDULE OF INVESTMENTS	as of March 31, 2025 (unaudited)
Total return swap agreements outstanding at March 31, 2025 (continued):
Reference Entity	Financing Rate	Counterparty	Termination Date	Long (Short) Notional Amount (000)#(1)	Fair Value	Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation)(2)
OTC Total Return Swap Agreements (cont’d.):
U.S. Treasury Bond(T)	1 Day USOIS +27bps(T)/ 4.610%	CITI	06/12/25	5,615	$(102,633)	$—	$(102,633)
					$(112,835)	$—	$(112,835)
(1)	On a long total return swap, the Portfolio receives payments for any positive return on the reference entity (makes payments for any negative return) and pays the financing rate. On a short total return swap, the Portfolio makes payments for any positive return on the reference entity (receives payments for any negative return) and receives the financing rate.
(2)	Upfront/recurring fees or commissions, as applicable, are included in the net unrealized appreciation (depreciation).
Other information regarding the Portfolio is available in the Portfolio’s most recent Report to Shareholders. This information is available on the Securities and Exchange Commission’s website (www.sec.gov).
A38